UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

January 31, 2012

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.35%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$19,257	$20,479
Total Agency Asset-Backed Security (cost $19,070)		20,479

Agency Collateralized Mortgage Obligations – 2.67%
Fannie Mae REMICs
Series 2010-35 AB 5.00% 11/25/49	22,483	24,455
•Series 2011-105 FP 0.676% 6/25/41	57,603	57,430
•Freddie Mac REMIC Series 3800 AF 0.790% 2/15/41	74,707	74,809
Total Agency Collateralized Mortgage Obligations (cost $156,329)		156,694

Agency Mortgage-Backed Securities – 28.56%
Fannie Mae S.F. 15 yr
4.00% 10/1/25	55,015	58,346
4.00% 11/1/25	149,831	160,540
4.50% 8/1/19	5,061	5,433
5.00% 1/1/20	3,774	4,087
5.00% 6/1/20	830	898
5.00% 2/1/21	4,491	4,857
Fannie Mae S.F. 15 yr TBA
3.50% 2/1/27	50,000	52,609
3.50% 3/1/27	270,000	283,583
Fannie Mae S.F. 30 yr
4.00% 1/1/42	69,904	73,995
6.00% 10/1/35	12,365	13,729
6.00% 7/1/38	14,584	16,051
6.00% 9/1/38	49,093	54,018
6.00% 12/1/38	55,489	61,072
6.00% 3/1/39	3,945	4,342
6.00% 10/1/39	55,443	61,074
Fannie Mae S.F. 30 yr TBA
3.50% 2/1/42	55,000	57,140
3.50% 3/1/42	70,000	72,527
4.00% 4/1/42	50,000	52,578
5.50% 2/1/42	75,000	81,586
5.50% 4/1/42	35,000	37,937
6.00% 2/1/42	160,000	175,856
6.00% 4/1/42	210,000	229,958
Freddie Mac S.F. 15 yr 5.50% 7/1/24	101,331	110,161
Total Agency Mortgage-Backed Securities (cost $1,658,525)		1,672,377

Commercial Mortgage-Backed Securities – 4.66%
•BAML Commercial Mortgage Securities
Series 2004-3 A5 5.544% 6/10/39	13,425	14,531
Series 2005-6 A4 5.193% 9/10/47	35,000	39,211
•Bear Stearns Commercial Mortgage Securities Series 2006-PW12 A4 5.719% 9/11/38	20,000	22,774
w•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	25,000	27,678
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.594% 2/15/39	23,950	25,309
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4 4.761% 7/10/39	35,000	37,193
Series 2005-GG4 A4A 4.751% 7/10/39	25,000	27,061
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	27,531
Series 2005-LDP5 A4 5.206% 12/15/44	20,000	22,396
•Morgan Stanley Capital I Series 2007-T27 A4 5.638% 6/11/42	25,000	29,002
Total Commercial Mortgage-Backed Securities (cost $233,558)		272,686

Corporate Bonds – 33.48%
Banking – 6.62%
Abbey National Treasury Services 4.00% 4/27/16	15,000	14,569
Bank of America 5.70% 1/24/22	5,000	5,189
Capital One Financial 4.75% 7/15/21	30,000	31,637
City National 5.25% 9/15/20	10,000	10,048
Fifth Third Bancorp 3.625% 1/25/16	15,000	15,649
Goldman Sachs Group 5.75% 1/24/22	5,000	5,193
JPMorgan Chase 4.50% 1/24/22	10,000	10,325
JPMorgan Chase Capital XXV 6.80% 10/1/37	26,000	26,490
KeyCorp 5.10% 3/24/21	20,000	21,783
PNC Funding 5.625% 2/1/17	63,000	69,891
Santander Holdings USA 4.625% 4/19/16	5,000	4,887
SunTrust Banks
3.50% 1/20/17	10,000	10,259
3.60% 4/15/16	5,000	5,170
SVB Financial Group 5.375% 9/15/20	15,000	15,464
•USB Capital IX 3.50% 10/29/49	123,000	92,183
Wachovia
•0.937% 10/15/16	5,000	4,462
5.25% 8/1/14	5,000	5,375
5.625% 10/15/16	35,000	39,103
		387,677
Basic Industry – 3.24%
Alcoa
5.40% 4/15/21	5,000	5,259
6.75% 7/15/18	10,000	11,558
ArcelorMittal 9.85% 6/1/19	5,000	5,903
*Barrick North America Finance 4.40% 5/30/21	25,000	27,573
BHP Billiton Finance USA 3.25% 11/21/21	15,000	15,773
Dow Chemical
4.125% 11/15/21	10,000	10,545
8.55% 5/15/19	10,000	13,275
Ecolab 3.00% 12/8/16	25,000	26,463
Georgia-Pacific
8.00% 1/15/24	10,000	13,013
#144A 5.40% 11/1/20	5,000	5,662
International Paper
4.75% 2/15/22	10,000	10,831
9.375% 5/15/19	10,000	13,225
#Kinross Gold 144A 5.125% 9/1/21	10,000	10,110
Lubrizol 5.50% 10/1/14	5,000	5,567
Teck Resources
4.75% 1/15/22	5,000	5,531
6.25% 7/15/41	5,000	5,901
9.75% 5/15/14	3,000	3,538
		189,727
Brokerage – 0.59%
Jefferies Group
6.25% 1/15/36	5,000	4,350
6.45% 6/8/27	19,000	17,385
Lazard Group 6.85% 6/15/17	12,000	12,976
		34,711
Capital Goods – 0.18%
Stanley Black & Decker 3.40% 12/1/21	10,000	10,365
		10,365
Communications – 3.62%
*American Tower 5.90% 11/1/21	20,000	21,566
AT&T 3.875% 8/15/21	10,000	10,756
#Crown Castle Towers 144A 4.883% 8/15/20	40,000	41,726

DIRECTV Holdings 5.00% 3/1/21	15,000	16,529
NBCUniversal Media 4.375% 4/1/21	20,000	21,755
Qwest
6.75% 12/1/21	5,000	5,559
8.375% 5/1/16	20,000	23,388
Telefonica Emisiones 5.462% 2/16/21	5,000	4,976
Time Warner Cable
4.00% 9/1/21	10,000	10,479
8.25% 4/1/19	10,000	12,905
Verizon Communications 3.50% 11/1/21	20,000	20,961
#Vivendi 144A 6.625% 4/4/18	10,000	11,256
#WPP Finance 2010 144A 4.75% 11/21/21	10,000	10,292
		212,148
Consumer Cyclical – 1.11%
CVS Caremark 5.75% 5/15/41	10,000	12,050
Historic TW 6.875% 6/15/18	10,000	12,142
Johnson Controls 3.75% 12/1/21	10,000	10,409
Macy's Retail Holdings 3.875% 1/15/22	10,000	10,266
Target 2.90% 1/15/22	15,000	15,197
Western Union 3.65% 8/22/18	5,000	5,133
		65,197
Consumer Non-Cyclical – 4.12%
Amgen
3.45% 10/1/20	5,000	5,140
3.875% 11/15/21	10,000	10,435
#Aristotle Holding 144A 4.75% 11/15/21	5,000	5,301
Becton, Dickinson 3.125% 11/8/21	25,000	26,062
Boston Scientific 6.00% 1/15/20	5,000	5,701
CareFusion 6.375% 8/1/19	10,000	11,824
Celgene 3.95% 10/15/20	10,000	10,412
Covidien International Finance 4.20% 6/15/20	10,000	11,093
DENTSPLY International 4.125% 8/15/21	5,000	5,254
Express Scripts 3.125% 5/15/16	10,000	10,361
General Mills 3.15% 12/15/21	20,000	20,401
Hospira 6.40% 5/15/15	5,000	5,466
Kraft Foods 6.125% 8/23/18	15,000	18,112
Medco Health Solutions 4.125% 9/15/20	5,000	5,071
PerkinElmer 5.00% 11/15/21	5,000	5,260
Quest Diagnostics 4.70% 4/1/21	20,000	21,984
Safeway 4.75% 12/1/21	10,000	10,456
Smucker (J.M.) 3.50% 10/15/21	5,000	5,209
Teva Pharmaceutical Finance IV 3.65% 11/10/21	20,000	21,200
#Woolworths 144A
3.15% 4/12/16	10,000	10,404
4.55% 4/12/21	15,000	16,315
		241,461
Electric – 3.33%
Ameren Illinois 9.75% 11/15/18	60,000	79,951
#American Transmission Systems 144A 5.25% 1/15/22	5,000	5,649
Baltimore Gas & Electric 3.50% 11/15/21	15,000	15,465
CenterPoint Energy 5.95% 2/1/17	5,000	5,708
Commonwealth Edison 3.40% 9/1/21	15,000	15,908
LG&E & KU Energy
3.75% 11/15/20	5,000	5,045
#144A 4.375% 10/1/21	10,000	10,274
National Rural Utilities Cooperative Finance 3.05% 2/15/22	5,000	5,074
Pennsylvania Electric 5.20% 4/1/20	10,000	10,953
PPL Electric Utilities 3.00% 9/15/21	5,000	5,157
SCANA 4.125% 2/1/22	5,000	5,039
Virginia Electric & Power 2.95% 1/15/22	15,000	15,313
Wisconsin Electric Power 2.95% 9/15/21	5,000	5,157
•Wisconsin Energy 6.25% 5/15/67	10,000	10,236
		194,929

Energy – 2.59%
Canadian Natural Resources 3.45% 11/15/21	15,000	15,883
Encana 3.90% 11/15/21	20,000	19,618
Ensco 4.70% 3/15/21	5,000	5,368
Noble Energy
4.15% 12/15/21	10,000	10,420
8.25% 3/1/19	5,000	6,341
Petrobras International Finance
5.375% 1/27/21	15,000	15,794
5.875% 3/1/18	5,000	5,509
Pride International 6.875% 8/15/20	20,000	24,187
Transocean
5.05% 12/15/16	5,000	5,363
6.375% 12/15/21	10,000	11,361
Weatherford Bermuda
5.125% 9/15/20	5,000	5,407
9.625% 3/1/19	10,000	13,416
#Woodside Finance 144A 8.75% 3/1/19	10,000	12,733
		151,400
Finance Company – 0.72%
General Electric Capital 4.65% 10/17/21	40,000	42,340
		42,340
Insurance – 1.12%
•Chubb 6.375% 3/29/67	5,000	5,125
#Highmark 144A 4.75% 5/15/21	10,000	10,373
MetLife 6.40% 12/15/36	40,000	39,177
Prudential Financial
3.875% 1/14/15	5,000	5,249
6.00% 12/1/17	5,000	5,711
		65,635
Natural Gas – 1.37%
Energy Transfer Partners 4.65% 6/1/21	5,000	5,114
Enterprise Products Operating 9.75% 1/31/14	10,000	11,522
Kinder Morgan Energy Partners 9.00% 2/1/19	5,000	6,362
Plains All American PipeLine 8.75% 5/1/19	5,000	6,452
Sempra Energy 6.15% 6/15/18	5,000	5,975
Southern Natural Gas 4.40% 6/15/21	5,000	5,175
•TransCanada Pipelines 6.35% 5/15/67	15,000	15,180
*Williams Partners 7.25% 2/1/17	20,000	24,188
		79,968
Real Estate – 1.75%
Brandywine Operating Partnership 4.95% 4/15/18	10,000	10,038
Digital Realty Trust
5.25% 3/15/21	10,000	10,233
5.875% 2/1/20	5,000	5,395
ERP Operating 4.625% 12/15/21	10,000	10,677
Health Care REIT 5.25% 1/15/22	10,000	10,580
Regency Centers 5.875% 6/15/17	7,000	7,848
Simon Property Group 4.125% 12/1/21	15,000	16,150
UDR 4.625% 1/10/22	10,000	10,474
Vornado Realty 5.00% 1/15/22	10,000	10,495
#WEA Finance 144A 4.625% 5/10/21	10,000	10,576
		102,466
Technology – 2.21%
Applied Materials 4.30% 6/15/21	20,000	22,179
Broadcom 2.70% 11/1/18	25,000	25,722
Hewlett-Packard
4.30% 6/1/21	15,000	15,705
4.375% 9/15/21	5,000	5,271
4.65% 12/9/21	5,000	5,389
National Semiconductor 6.60% 6/15/17	10,000	12,252

#Seagate Technology International 144A 10.00% 5/1/14	5,000	5,738
Tyco Electronics Group 3.50% 2/3/22	15,000	14,941
*Xerox
4.50% 5/15/21	5,000	5,142
6.35% 5/15/18	15,000	17,286
		129,625
Transportation – 0.91%
Burlington Northern Santa Fe 4.10% 6/1/21	15,000	16,398
CSX 4.75% 5/30/42	25,000	26,166
Ryder System 3.50% 6/1/17	10,000	10,401
		52,965
Total Corporate Bonds (cost $1,863,242)		1,960,614

Municipal Bond – 3.45%
Massachusetts Development Finance Agency Revenue (Harvard University) Series B-1 5.00% 10/15/40	175,000	201,850
Total Municipal Bond (cost $182,621)		201,850

Non-Agency Asset-Backed Securities – 3.78%
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16	45,000	46,062
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14	25,000	25,126
John Deere Owner Trust
Series 2009-A A4 3.96% 5/16/16	45,000	45,413
Series 2010-A A4 2.13% 10/17/16	30,000	30,583
Series 2011-A A4 1.96% 4/16/18	10,000	10,265
•Merrill Auto Trust Securitization Series 2007-1 A4 0.345% 12/15/13	2,127	2,126
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,361	11,606
#Navistar Financial Owner Trust Series 2010-B A3 144A 1.08% 3/18/14	50,000	50,005
Total Non-Agency Asset-Backed Securities (cost $219,736)		221,186

Non-Agency Collateralized Mortgage Obligation – 0.13%
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	7,668	7,704
Total Non-Agency Collateralized Mortgage Obligation (cost $7,668)		7,704

ΔRegional Bonds – 0.45%
Canada – 0.45%
New Brunswick Province 2.75% 6/15/18	10,000	10,593
Ontario Province 3.00% 7/16/18	15,000	15,950
Total Regional Bonds (cost $25,015)		26,543

U.S. Treasury Obligations – 16.71%
U.S. Treasury Notes
0.25% 11/30/13	60,000	60,047
0.25% 1/15/15	45,000	44,944
0.875% 1/31/17	715,000	720,865
1.375% 12/31/18	5,000	5,052
2.00% 11/15/21	145,000	147,560
Total U.S. Treasury Obligations (cost $971,800)		978,468

	Number of
	Shares
Preferred Stock – 0.41%
Alabama Power 5.625%	620	15,868
•PNC Financial Services Group 8.25%	8,000	8,340
Total Preferred Stock (cost $21,581)		24,208

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 23.40%
≠Discount Notes – 3.83%
Fannie Mae 0.01% 3/7/12	$102,363	102,361
Federal Home Loan Bank 0.02% 3/21/12	122,286	122,283
		224,644

Repurchase Agreement – 19.57%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $1,146,006
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12/-2/15/19; market value $1,168,907)	1,146,000	1,146,000
		1,146,000
Total Short-Term Investments (cost $1,370,645)		1,370,644

Total Value of Securities Before Securities Lending Collateral – 118.05%
(cost $6,729,790)		6,913,453

	Number of
	Shares
**Securities Lending Collateral – 0.60%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	19,567	19,009
Delaware Investments Collateral Fund No 1	16,026	16,026
@†Mellon GSL Reinvestment Trust II	41,609	0
Total Securities Lending Collateral (cost $77,202)		35,035

Total Value of Securities – 118.65%
(cost $6,806,992)		6,948,488	©
**Obligation to Return Securities Lending Collateral – (1.32%)		(77,202)
Other Liabilities Net of Receivables and Other Assets – (17.33%)		(1,015,187	)z
Net Assets Applicable to 607,039 Shares Outstanding – 100.00%		$5,856,099

ΔSecurities have been classified by country of origin.
zOf this amount, $1,821,077 represents payable for securities purchased and $768,014 represents receivable for securities sold as of January 31, 2012.
≠The rate shown is the effective yield at the time of purchase.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes”.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $249,244, which represented 4.26% of the Portfolio’s net assets. See Note 5 in “Notes”.
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
©Includes $74,832 of securities loaned.

Summary of Abbreviations:
BAML – Bank of America Merrill Lynch
MASTR – Mortgage Asset Securitization Transactions, Inc.
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The Core Focus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements, as of the date of this report, were entered into on January 31, 2012.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,807,821
Aggregate unrealized appreciation	$193,805
Aggregate unrealized depreciation	(53,138)
Net unrealized appreciation	$140,667

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $16,340 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$2,351,126	$2,351,126
Corporate Debt	-	1,960,614	1,960,614
Foreign Debt	-	26,543	26,543
Municipal Bond	-	201,850	201,850
Preferred Stock	15,868	8,340	24,208
U.S. Treasury Obligations	-	978,468	978,468
Short-Term Investments	-	1,370,644	1,370,644
Securities Lending Collateral	-	35,035	35,035
Total	$15,868	$6,932,620	$6,948,488

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $74,832, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $35,035. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

January 31, 2012

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Security – 0.24%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	134,798	$143,352
Total Agency Asset-Backed Security (cost $133,708)			143,352

Agency Collateralized Mortgage Obligations – 2.52%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		10,720	12,366
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42		20,064	23,558
Series 2002-90 A2 6.50% 11/25/42		48,670	56,229
Series 2003-122 AJ 4.50% 2/25/28		42,021	42,951
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		42,132	46,755
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		117,587	133,005
Series 2326 ZQ 6.50% 6/15/31		108,507	123,553
Series 2662 MA 4.50% 10/15/31		11,459	11,508
Series 3022 MB 5.00% 12/15/28		51,449	51,632
Series 3123 HT 5.00% 3/15/26		270,000	303,409
Series 3131 MC 5.50% 4/15/33		335,000	357,162
Series 3656 PM 5.00% 4/15/40		125,000	144,153
GNMA Series 2010-113 KE 4.50% 9/20/40		125,000	140,388
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		40,000	42,590
Total Agency Collateralized Mortgage Obligations (cost $1,352,900)			1,489,259

Agency Mortgage-Backed Securities – 16.80%
Fannie Mae 6.50% 8/1/17		21,305	23,341
•Fannie Mae ARM
2.338% 8/1/34		65,731	69,480
2.544% 4/1/36		60,599	64,254
4.807% 3/1/38		107,702	114,745
Fannie Mae Relocation 30 yr
5.00% 11/1/33		13,712	14,681
5.00% 1/1/34		18,715	20,037
5.00% 11/1/34		35,182	37,667
5.00% 10/1/35		64,944	69,530
5.00% 1/1/36		94,784	101,477
Fannie Mae S.F. 15 yr
3.00% 11/1/26		31,690	33,090
4.00% 7/1/25		101,956	108,127
4.00% 11/1/25		163,051	174,705
4.50% 1/1/20		20,133	21,612
5.00% 7/1/14		1,940	2,092
5.00% 12/1/16		2,783	3,014
5.00% 5/1/20		26,067	28,274
5.00% 7/1/20		7,108	7,697
5.00% 5/1/21		5,659	6,123
5.50% 5/1/20		695	758
5.50% 6/1/23		168,075	182,896
6.00% 8/1/22		90,528	97,521
Fannie Mae S.F. 15 yr TBA
3.00% 2/1/27		1,040,000	1,084,037
3.50% 2/1/27		855,000	899,620
3.50% 3/1/27		500,000	525,156
Fannie Mae S.F. 20 yr 5.50% 8/1/28		232,573	253,173
Fannie Mae S.F. 30 yr
4.00% 1/1/42		264,638	280,123
5.00% 3/1/34		15,310	16,553
5.00% 3/1/35		41,415	44,770
5.00% 5/1/35		25,088	27,118
5.00% 6/1/35		42,452	46,172
5.00% 7/1/35		38,729	41,863
5.00% 12/1/37		35,254	38,102
5.00% 2/1/38		28,206	30,484
7.00% 12/1/33		19,135	22,428
7.00% 5/1/35		3,762	4,340
7.00% 6/1/35		6,222	7,178
7.00% 12/1/37		70,989	80,938
7.50% 6/1/31		2,493	2,991
7.50% 6/1/34		29,744	35,798

Fannie Mae S.F. 30 yr TBA
3.50% 2/1/42	1,550,000	1,610,304
3.50% 3/1/42	750,000	777,070
4.00% 3/1/42	190,000	200,331
4.00% 4/1/42	275,000	289,180
5.50% 2/1/42	625,000	679,883
5.50% 4/1/42	275,000	298,074
6.00% 2/1/42	640,000	703,425
6.00% 4/1/42	360,000	394,214
•Freddie Mac ARM 2.547% 4/1/34	5,513	5,846
Freddie Mac Relocation 30 yr 5.00% 9/1/33	9,928	10,616
Freddie Mac S.F. 30 yr 7.00% 11/1/33	2,544	2,946
GNMA I S.F. 30 yr
7.00% 12/15/34	278,170	320,693
7.50% 1/15/30	1,443	1,495
7.50% 12/15/31	621	729
7.50% 2/15/32	597	701
Total Agency Mortgage-Backed Securities (cost $9,735,401)		9,917,472

Commercial Mortgage-Backed Securities – 5.79%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	100,932
•BAML Commercial Mortgage Securities Series 2005-1 A5 5.171% 11/10/42	55,000	60,516
•Bear Stearns Commercial Mortgage Securities
Series 2005-T20 A4A 5.145% 10/12/42	30,000	33,494
Series 2006-PW12 A4 5.719% 9/11/38	45,000	51,241
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	105,641
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	160,000	177,140
Series 2006-C7 A2 5.69% 6/10/46	18,844	18,836
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.425% 2/15/39	135,719	143,420
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	200,000	229,138
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	175,000	189,086
Series 2005-GG4 A4 4.761% 7/10/39	250,000	265,663
Series 2005-GG4 A4A 4.751% 7/10/39	140,000	151,544
•Series 2006-GG6 A4 5.553% 4/10/38	155,000	171,702
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	111,442
•#Series 2010-C1 C 144A 5.635% 8/10/43	100,000	92,024
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	200,000	217,619
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	75,000	82,593
Series 2005-LDP4 A4 4.918% 10/15/42	65,000	71,244
Series 2005-LDP5 A4 5.206% 12/15/44	55,000	61,588
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	95,000	99,969
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	50,000	54,879
•Series 2007-T27 A4 5.638% 6/11/42	335,000	388,623
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.418% 2/15/33	100,000	98,348
•#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	23,667	24,491
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	112,965
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	205,000	231,024
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	65,000	70,994
Total Commercial Mortgage-Backed Securities (cost $3,077,696)		3,416,156

Convertible Bonds – 0.43%
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	120,000	117,750
Linear Technology 3.00% exercise price $43.39, expiration date 5/1/27	125,000	133,750
Total Convertible Bonds (cost $222,134)		251,500

Corporate Bonds – 42.91%
Banking – 5.65%
Abbey National Treasury Services 4.00% 4/27/16	60,000	58,276
Bank of America 5.70% 1/24/22	70,000	72,646
BB&T 5.25% 11/1/19	322,000	357,703

•Bear Stearns 4.947% 12/7/12	AUD	110,000	115,904
City National 5.25% 9/15/20	USD	80,000	80,386
@#CoBank 144A 7.875% 4/16/18		250,000	300,658
Fifth Third Bancorp 3.625% 1/25/16		80,000	83,461
•Fifth Third Capital Trust IV 6.50% 4/15/37		115,000	114,713
Goldman Sachs Group 5.75% 1/24/22		55,000	57,118
#HSBC Bank 144A 4.75% 1/19/21		150,000	159,224
HSBC Holdings 4.875% 1/14/22		15,000	16,157
JPMorgan Chase 4.50% 1/24/22		70,000	72,278
JPMorgan Chase Capital XXV 6.80% 10/1/37		120,000	122,264
KeyBank 5.45% 3/3/16		250,000	275,633
Korea Development Bank 8.00% 1/23/14		100,000	110,323
PNC Bank 6.875% 4/1/18		250,000	293,266
PNC Funding
5.125% 2/8/20		115,000	132,390
5.25% 11/15/15		135,000	146,977
SunTrust Banks 3.50% 1/20/17		175,000	179,527
•USB Capital IX 3.50% 4/15/49		365,000	273,549
Wachovia
•0.937% 10/15/16		50,000	44,621
5.25% 8/1/14		55,000	59,128
5.625% 10/15/16		150,000	167,580
Zions Bancorporation 7.75% 9/23/14		40,000	43,053
			3,336,835
Basic Industry – 5.38%
*AK Steel 7.625% 5/15/20		120,000	119,100
Alcoa
5.40% 4/15/21		65,000	68,367
6.75% 7/15/18		160,000	184,931
ArcelorMittal 9.85% 6/1/19		170,000	200,701
Barrick North America Finance 4.40% 5/30/21		240,000	264,701
CF Industries 7.125% 5/1/20		125,000	150,000
#CODELCO 144A 3.75% 11/4/20		572,000	598,067
Dow Chemical
4.125% 11/15/21		80,000	84,361
8.55% 5/15/19		184,000	244,259
Ecolab
3.00% 12/8/16		155,000	164,068
5.50% 12/8/41		30,000	34,708
Georgia-Pacific
#144A 5.40% 11/1/20		20,000	22,649
8.00% 1/15/24		150,000	195,200
Hexion U.S. Finance 8.875% 2/1/18		85,000	85,213
International Paper
4.75% 2/15/22		105,000	113,725
9.375% 5/15/19		80,000	105,803
#Kinross Gold 144A 5.125% 9/1/21		65,000	65,713
#Newcrest Finance 144A 4.45% 11/15/21		40,000	40,540
Novelis 8.75% 12/15/20		65,000	72,963
Rio Tinto Finance USA 3.75% 9/20/21		70,000	75,216
Teck Resources
4.75% 1/15/22		40,000	44,244
6.25% 7/15/41		20,000	23,606
9.75% 5/15/14		34,000	40,099
Vale Overseas 4.375% 1/11/22		175,000	176,789
			3,175,023
Brokerage – 0.36%
Jefferies Group
6.25% 1/15/36		5,000	4,350
6.45% 6/8/27		25,000	22,875
Lazard Group 6.85% 6/15/17		174,000	188,159
			215,384
Capital Goods – 0.98%
Ball 5.75% 5/15/21		250,000	270,001
•#Cemex SAB 144A 5.579% 9/30/15		150,000	125,250
#Meccanica Holdings USA 144A 6.25% 7/15/19		100,000	85,258
Republic Services 5.70% 5/15/41		5,000	5,848
Stanley Black & Decker 3.40% 12/1/21		90,000	93,288
			579,645

Communications – 5.03%
America Movil SAB 5.00% 3/30/20	105,000	118,724
American Tower 5.90% 11/1/21	150,000	161,745
#Clearwire Communications 144A 12.00% 12/1/15	105,000	99,488
Cricket Communications 7.75% 10/15/20	75,000	71,625
#Crown Castle Towers 144A 4.883% 8/15/20	250,000	260,779
DIRECTV Holdings 5.00% 3/1/21	120,000	132,234
DISH DBS 7.875% 9/1/19	110,000	127,325
Intelsat Bermuda 11.25% 2/4/17	260,000	263,249
NBCUniversal Media 4.375% 4/1/21	35,000	38,071
Qwest
6.75% 12/1/21	75,000	83,390
8.375% 5/1/16	170,000	198,802
Sprint Nextel
6.00% 12/1/16	55,000	48,813
8.375% 8/15/17	65,000	60,775
Telecom Italia Capital 5.25% 10/1/15	190,000	184,063
Telefonica Emisiones
5.462% 2/16/21	50,000	49,763
6.421% 6/20/16	50,000	53,601
Time Warner Cable
4.00% 9/1/21	95,000	99,553
5.50% 9/1/41	75,000	81,307
8.25% 4/1/19	100,000	129,050
#UPCB Finance III 144A 6.625% 7/1/20	150,000	153,750
Virgin Media Secured Finance 6.50% 1/15/18	300,000	323,999
#Vivendi 144A 6.625% 4/4/18	125,000	140,694
#WPP Finance 2010 144A 4.75% 11/21/21	85,000	87,486
		2,968,286
Consumer Cyclical – 2.35%
CVS Caremark 5.75% 5/15/41	70,000	84,351
#Daimler Finance North America 144A 2.95% 1/11/17	150,000	152,863
Ford Motor Credit 12.00% 5/15/15	100,000	125,500
Historic TW 6.875% 6/15/18	120,000	145,706
Host Hotels & Resorts
5.875% 6/15/19	40,000	42,700
#144A 6.00% 10/1/21	43,000	46,118
6.00% 11/1/20	45,000	48,206
Johnson Controls 3.75% 12/1/21	65,000	67,662
Macy's Retail Holdings
3.875% 1/15/22	5,000	5,133
5.90% 12/1/16	82,000	94,780
MGM Resorts International
11.125% 11/15/17	120,000	137,100
11.375% 3/1/18	60,000	69,150
13.00% 11/15/13	15,000	17,606
Target 2.90% 1/15/22	140,000	141,828
Western Union 3.65% 8/22/18	105,000	107,797
Wyndham Worldwide
5.625% 3/1/21	35,000	37,027
5.75% 2/1/18	60,000	63,883
		1,387,410
Consumer Non-Cyclical – 4.92%
Amgen 3.45% 10/1/20	100,000	102,799
#Aristotle Holding 144A
3.50% 11/15/16	30,000	30,884
4.75% 11/15/21	55,000	58,315
Becton Dickinson 3.125% 11/8/21	65,000	67,759
Bio-Rad Laboratories 4.875% 12/15/20	15,000	15,984
Boston Scientific 6.00% 1/15/20	60,000	68,413
CareFusion 6.375% 8/1/19	255,000	301,504
Celgene
2.45% 10/15/15	30,000	30,648
3.95% 10/15/20	95,000	98,910
Del Monte 7.625% 2/15/19	45,000	44,494
DENTSPLY International 4.125% 8/15/21	55,000	57,799
Dr Pepper Snapple Group 3.20% 11/15/21	10,000	10,224
Express Scripts 3.125% 5/15/16	10,000	10,361
General Mills 3.15% 12/15/21	70,000	71,405
#Grupo Bimbo SAB 144A 4.50% 1/25/22	100,000	102,314
Hospira 6.40% 5/15/15	60,000	65,596

•Kraft Foods 1.457% 7/10/13	115,000	115,441
Medco Health Solutions
4.125% 9/15/20	55,000	55,780
7.125% 3/15/18	70,000	82,652
#Mylan 144A 6.00% 11/15/18	120,000	124,500
PerkinElmer 5.00% 11/15/21	25,000	26,298
#Pernod-Ricard 144A
4.45% 1/15/22	150,000	157,012
5.50% 1/15/42	150,000	158,321
Quest Diagnostics
4.70% 4/1/21	90,000	98,924
4.75% 1/30/20	15,000	16,452
Safeway 4.75% 12/1/21	75,000	78,419
Sara Lee 4.10% 9/15/20	37,000	37,674
Smucker (J.M.) 3.50% 10/15/21	75,000	78,140
Teva Pharmaceutical Finance IV 3.65% 11/10/21	135,000	143,095
#Woolworths 144A
3.15% 4/12/16	75,000	78,032
4.55% 4/12/21	125,000	135,962
Yale University 2.90% 10/15/14	160,000	169,773
Zimmer Holdings
3.375% 11/30/21	85,000	87,071
4.625% 11/30/19	110,000	122,145
		2,903,100
Electric – 3.56%
Ameren Illinois 9.75% 11/15/18	310,000	413,075
#American Transmission Systems 144A 5.25% 1/15/22	130,000	146,886
Baltimore Gas & Electric 3.50% 11/15/21	85,000	87,637
CenterPoint Energy 5.95% 2/1/17	70,000	79,909
CMS Energy
4.25% 9/30/15	45,000	46,427
6.25% 2/1/20	30,000	32,691
ComEd Financing III 6.35% 3/15/33	55,000	55,556
Commonwealth Edison
3.40% 9/1/21	145,000	153,778
4.00% 8/1/20	20,000	21,995
Florida Power 5.65% 6/15/18	20,000	24,229
•FPL Group Capital 6.35% 10/1/66	70,000	70,771
Ipalco Enterprises 5.00% 5/1/18	35,000	34,694
LG&E & KU Energy
3.75% 11/15/20	40,000	40,360
#144A 4.375% 10/1/21	130,000	133,564
National Rural Utilities Cooperative Finance 3.05% 2/15/22	55,000	55,814
Pennsylvania Electric 5.20% 4/1/20	75,000	82,145
•PPL Capital Funding 6.70% 3/30/67	5,000	4,943
PPL Electric Utilities 3.00% 9/15/21	45,000	46,409
Public Service Company of Oklahoma 5.15% 12/1/19	115,000	130,593
Puget Energy 6.00% 9/1/21	30,000	31,480
•Puget Sound Energy 6.974% 6/1/67	110,000	110,644
SCANA 4.125% 2/1/22	70,000	70,547
Virginia Electric & Power 2.95% 1/15/22	80,000	81,671
Wisconsin Electric Power 2.95% 9/15/21	10,000	10,314
•Wisconsin Energy 6.25% 5/15/67	135,000	138,192
		2,104,324
Energy – 3.89%
#BG Energy Capital 144A 4.00% 10/15/21	200,000	214,816
Chesapeake Energy
6.125% 2/15/21	45,000	44,550
6.625% 8/15/20	8,000	8,080
6.875% 11/15/20	8,000	8,240
9.50% 2/15/15	45,000	50,850
Ecopetrol 7.625% 7/23/19	22,000	26,730
Encana 3.90% 11/15/21	155,000	152,037
#ENI 144A 4.15% 10/1/20	100,000	100,873
Noble Energy
4.15% 12/15/21	80,000	83,357
8.25% 3/1/19	120,000	152,187
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	56,625
Petrobras International Finance
5.375% 1/27/21	135,000	142,148
5.75% 1/20/20	30,000	32,296
5.875% 3/1/18	20,000	22,036

Petrohawk Energy 7.25% 8/15/18	140,000	160,300
Pride International 6.875% 8/15/20	240,000	290,255
Range Resources 8.00% 5/15/19	110,000	121,825
SandRidge Energy 8.75% 1/15/20	115,000	122,475
Transocean
5.05% 12/15/16	35,000	37,542
6.375% 12/15/21	85,000	96,568
Weatherford International
5.125% 9/15/20	65,000	70,288
9.625% 3/1/19	70,000	93,911
Williams
7.75% 6/15/31	19,000	23,061
8.75% 3/15/32	19,000	25,177
#Woodside Finance 144A
8.125% 3/1/14	5,000	5,569
8.75% 3/1/19	120,000	152,796
		2,294,592
Finance Companies – 2.23%
#CDP Financial 144A 4.40% 11/25/19	250,000	274,037
General Electric Capital
4.65% 10/17/21	165,000	174,651
6.00% 8/7/19	425,000	492,848
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	130,000	94,250
International Lease Finance
6.25% 5/15/19	53,000	52,011
8.75% 3/15/17	15,000	16,463
#IPIC GMTN 144A 5.50% 3/1/22	200,000	203,500
PHH 9.25% 3/1/16	70,000	67,550
		1,375,310
Insurance – 1.17%
American International Group 8.25% 8/15/18	100,000	115,447
•Chubb 6.375% 3/29/67	85,000	87,125
Coventry Health Care 5.45% 6/15/21	120,000	134,482
#Highmark 144A
4.75% 5/15/21	65,000	67,422
6.125% 5/15/41	15,000	16,274
•ING Groep 5.775% 12/29/49	40,000	33,100
MetLife 6.817% 8/15/18	35,000	42,511
Prudential Financial
3.875% 1/14/15	60,000	62,987
6.00% 12/1/17	115,000	131,360
=@‡w#Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	300,000	0
		690,708
Natural Gas – 2.25%
El Paso Pipeline Partners Operating 6.50% 4/1/20	55,000	61,704
•Enbridge Energy Partners 8.05% 10/1/37	115,000	124,014
Energy Transfer Partners
4.65% 6/1/21	65,000	66,483
9.70% 3/15/19	120,000	151,939
Enterprise Products Operating
•7.034% 1/15/68	135,000	142,936
9.75% 1/31/14	60,000	69,133
Kinder Morgan Energy Partners 9.00% 2/1/19	105,000	133,599
Nisource Finance
4.45% 12/1/21	55,000	57,312
5.80% 2/1/42	65,000	71,006
Plains All American Pipeline 8.75% 5/1/19	90,000	116,129
Sempra Energy 6.15% 6/15/18	50,000	59,749
•TransCanada Pipelines 6.35% 5/15/67	180,000	182,163
Williams Partners 7.25% 2/1/17	75,000	90,704
		1,326,871
Real Estate – 1.87%
Brandywine Operating Partnership 4.95% 4/15/18	65,000	65,250
Developers Diversified Realty
7.875% 9/1/20	160,000	189,562
9.625% 3/15/16	105,000	123,343
Digital Realty Trust
5.25% 3/15/21	115,000	117,678
5.875% 2/1/20	50,000	53,950

ERP Operating 4.625% 12/15/21		70,000	74,737
Health Care REIT 5.25% 1/15/22		95,000	100,514
Regency Centers 5.875% 6/15/17		93,000	104,268
UDR 4.625% 1/10/22		85,000	89,031
Vornado Realty 5.00% 1/15/22		80,000	83,962
#WEA Finance 144A 4.625% 5/10/21		95,000	100,469
			1,102,764
Technology – 1.71%
Broadcom 2.70% 11/1/18		100,000	102,888
GXS Worldwide 9.75% 6/15/15		120,000	118,200
Hewlett-Packard
4.30% 6/1/21		55,000	57,585
4.375% 9/15/21		90,000	94,883
4.65% 12/9/21		55,000	59,283
National Semiconductor 6.60% 6/15/17		140,000	171,524
#Seagate Technology International 144A 10.00% 5/1/14		73,000	83,768
Symantec 4.20% 9/15/20		10,000	10,270
Tyco Electronics Group 3.50% 2/3/22		70,000	69,725
Xerox
4.50% 5/15/21		120,000	123,398
6.35% 5/15/18		105,000	120,999
			1,012,523
Transportation – 1.46%
#Brambles USA 144A
3.95% 4/1/15		65,000	67,312
5.35% 4/1/20		115,000	123,402
Burlington Northern Santa Fe 5.65% 5/1/17		55,000	64,449
CSX 4.75% 5/30/42		275,000	287,820
#ERAC USA Finance 144A 5.25% 10/1/20		215,000	233,203
Ryder System 3.50% 6/1/17		85,000	88,411
			864,597
Total Corporate Bonds (cost $24,484,875)			25,337,372

Non-Agency Asset-Backed Securities – 3.28%
•Ally Master Owner Trust Series 2011-1 A1 1.16% 1/15/16		100,000	100,242
•American Express Credit Account Master Trust Series 2010-1 B 0.89% 11/16/15		100,000	100,004
•American Express Issuance Trust Series 2005-2 A 0.36% 8/15/13		230,000	229,964
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,284
#Cabela's Master Credit Card Trust Series 2010-2A A1 144A 2.29% 9/17/18		100,000	103,836
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.34% 11/15/19		100,000	97,624
Series 2007-A7 A7 5.75% 7/15/20		100,000	119,951
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		100,000	101,566
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		53,470	53,712
Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36		300,000	230,374
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	101,810
Ford Credit Auto Owner Trust Series 2012-A B 1.88% 8/15/17	USD	100,000	100,461
General Electric Capital Credit Card Master Note Trust Series 2012-2 A 2.22% 1/15/22		100,000	100,313
#Great America Leasing Receivables Series 2011-1 A3 144A 1.69% 2/15/14		75,000	75,379
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		32,597	32,663
John Deere Owner Trust
Series 2010-A A4 2.13% 10/17/16		90,000	91,749
Series 2011-A A4 1.96% 4/16/18		70,000	71,856
•Merrill Auto Trust Securitization Series 2007-1 A4 0.35% 12/15/13		5,848	5,847
Mid-State Trust Series 11 A1 4.864% 7/15/38		13,634	13,927
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		98,000	103,257
Total Non-Agency Asset-Backed Securities (cost $1,951,646)			1,935,819

Non-Agency Collateralized Mortgage Obligations – 0.30%
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		1,758	1,776
•wCountrywide Home Loan Mortgage Pass Through Trust Series 2006-HYB1 3A1 2.847% 3/20/36		136,684	75,518
•#GSMPS Mortgage Loan Trust Series 1999-2 A 144A 7.643% 9/19/27		37,549	38,346
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		6,894	6,865
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		58,275	58,554
Total Non-Agency Collateralized Mortgage Obligations (cost $219,387)			181,059

ΔRegional Bonds – 2.79%
Australia – 1.94%
New South Wales Treasury 6.00% 4/1/19	AUD	484,000	564,369
Queensland Treasury
6.00% 9/14/17	AUD	92,000	105,316
6.25% 6/14/19	AUD	408,000	476,226
			1,145,911

Canada – 0.85%
New Brunswick Province 2.75% 6/15/18	USD	90,000	95,334
Ontario Province
3.00% 7/16/18		135,000	143,555
3.15% 6/2/22	CAD	248,000	253,441
Quebec Province 4.25% 12/1/21	CAD	11,000	12,266
			504,596
Total Regional Bonds (cost $1,562,830)			1,650,507

«Senior Secured Loans – 4.50%
99 Cents Only Stores Tranche B 7.00% 10/4/18	USD	10,000	10,028
Alliance HealthCare Services 7.25% 6/1/16		46,430	41,032
BNY ConvergEx Group
8.75% 11/29/17		14,779	14,446
8.75% 12/16/17		35,221	34,429
Brickman Group Holdings Tranche B 7.25% 10/14/16		49,500	49,902
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		47,995	47,973
Caesars Entertainment Operating Tranche B1
3.24% 1/28/15		65,000	59,015
3.42% 1/28/15		145,000	131,648
Cengage Learning Acquisitions 2.49% 7/3/14		65,000	57,784
Charter Communications Operating Tranche B 7.25% 3/6/14		6,622	6,646
Chester Downs & Marina 12.375% 12/31/16		71,188	71,840
Chrysler Group 6.00% 4/28/17		95,435	93,660
CityCenter Holdings 7.50% 1/10/15		37,500	37,781
Clear Channel Communication 3.64% 7/30/14		40,000	36,760
Consolidated Container 5.75% 9/28/14		30,000	26,460
Delos Aircraft Tranche 2 7.00% 3/17/16		55,000	55,373
Emdeon Tranche B 6.75% 8/3/18		55,000	55,606
First Data Tranche B2 2.99% 9/24/14		240,087	228,550
Frac Tech International Tranche B 6.25% 4/19/16		149,883	149,573
Goodman Global Tranche B 5.75% 10/28/16		41,542	41,801
Grifols Tranche B 6.00% 6/4/16		49,750	50,148
Houghton International Tranche B 6.75% 1/11/16		49,411	49,452
International Lease Finance Tranche 1 6.75% 3/17/15		75,000	75,500
Level 3 Financing Tranche B 5.75% 9/1/18		115,000	115,144
Lord & Taylor Term Loan 5.75% 12/2/18		150,000	150,593
MGM Resorts International Tranche E 7.00% 2/21/14		170,000	170,319
Multiplan 4.75% 8/26/17		14,211	13,971
Nuveen Investments
5.86% 5/13/17		100,000	99,638
2nd Lien 12.50% 7/9/15		65,000	67,958
OSI Restaurant Partners
2.00% 6/14/13		2,243	2,131
2.56% 6/13/14		89,769	88,092
2.59% 6/14/13		6,627	6,503
PQ 6.74% 7/30/15		50,000	46,838
Reynolds Group Holdings 6.50% 7/7/18		144,868	145,592
Toys R US Tranche B 6.00% 9/1/16		74,375	74,308
Univision Communications 4.49% 3/29/17		168,725	159,024
Visant 5.25% 12/31/16		94,188	89,994
Total Senior Secured Loans (cost $2,622,012)			2,655,512

ΔSovereign Bonds – 4.13%
Brazil – 0.34%
Republic of Brazil
5.625% 1/7/41		100,000	115,500
8.875% 10/14/19		60,000	84,750
			200,250
Canada – 0.38%
Canadian Government
3.75% 6/1/19	CAD	124,000	141,622
4.00% 6/1/17	CAD	73,000	82,654
			224,276
Chile – 0.18%
Chile Government International 5.50% 8/5/20	CLP	50,000,000	106,405
			106,405

Finland – 0.14%
Finland Government 4.00% 7/4/25	EUR	56,000	84,010
			84,010
Germany – 0.06%
Deutschland Republik
2.00% 1/4/22	EUR	19,000	25,291
2.50% 1/4/21	EUR	5,304	7,416
			32,707
Indonesia – 0.09%
Indonesia Treasury Bond 11.00% 11/15/20	IDR	338,000,000	52,278
			52,278
Mexico – 0.49%
Mexican Bonos
7.50% 6/3/27	MXN	1,930,600	161,385
8.50% 5/31/29	MXN	1,410,600	127,602
			288,987
Norway – 0.95%
Norway Government
4.25% 5/19/17	NOK	189,000	36,194
4.50% 5/22/19	NOK	1,249,000	245,941
5.00% 5/15/15	NOK	1,460,000	276,559
			558,694
Peru – 0.06%
Republic of Peru 5.625% 11/18/50	USD	30,000	32,430
			32,430
Philippines – 0.22%
Republic of Philippines 9.50% 10/21/24		90,000	132,750
			132,750
Poland – 0.10%
Poland Government 5.25% 10/25/17	PLN	82,000	25,498
Poland Government International 5.00% 3/23/22	USD	34,000	34,646
			60,144
Romania – 0.10%
#Romanian Government International 144A 6.75% 2/7/22		60,000	59,464
			59,464
Russia – 0.08%
Russian-Eurobond 7.50% 3/31/30		41,750	49,578
			49,578
South Africa – 0.31%
South Africa Government
7.00% 2/28/31	ZAR	262,000	28,607
8.00% 12/21/18	ZAR	1,162,000	153,692
			182,299
Sweden – 0.19%
Swedish Government
*3.00% 7/12/16	SEK	490,000	77,741
5.00% 12/1/20	SEK	195,000	36,445
			114,186
Turkey – 0.04%
Republic of Turkey 7.375% 2/5/25	USD	20,000	22,600
			22,600
United Kingdom – 0.40%
United Kingdom Gilt
4.25% 12/7/27	GBP	43,000	82,938
4.75% 3/7/20	GBP	79,000	153,595
			236,533
Uruguay – 0.00%
Uruguay Government International PIK 7.875% 1/15/33	USD	1	1
			1
Total Sovereign Bonds (cost $2,364,070)			2,437,592

Supranational Banks – 0.64%
Inter-American Development Bank 3.875% 10/28/41		25,000	26,568
International Bank for Reconstruction & Development
3.25% 12/15/17	SEK	150,000	23,647
3.375% 4/30/15	NOK	250,000	44,376
7.50% 7/30/14	NZD	309,000	282,361
Total Supranational Banks (cost $325,041)			376,952

U.S. Treasury Obligations – 13.99%
U.S. Treasury Bonds
3.125% 11/15/41	USD	375,000	388,770
∞3.75% 8/15/41		1,165,000	1,358,318

U.S. Treasury Notes
0.25% 1/15/15		185,000	184,769
0.875% 1/31/17		3,085,000	3,110,306
1.375% 12/31/18		85,000	85,883
2.00% 11/15/21		3,080,000	3,134,380
Total U.S. Treasury Obligations (cost $8,163,109)			8,262,426

		Number of
		Shares

Preferred Stock – 0.28%
Alabama Power 5.625%		1,855	47,477
•PNC Financial Services Group 8.25%		110,000	114,675
•US Bancorp 6.50%		200	5,100
Total Preferred Stock (cost $158,583)			167,252

		Principal
		Amount°
Short-Term Investments – 13.90%
Repurchase Agreements – 13.90%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $8,209,041
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $8,373,090)	USD	8,209,000	8,209,000
Total Short-Term Investments (cost $8,209,000)			8,209,000

Total Value of Securities Before Securities Lending Collateral – 112.50%
(cost $64,582,392)			66,431,230

		Number of
		Shares
Securities Lending Collateral** – 0.07%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund		23,480	22,810
Delaware Investments Collateral Fund No. 1		18,708	18,708
†@Mellon GSL Reinvestment Trust II		49,094	0
Total Securities Lending Collateral (cost $91,282)			41,518

Total Value of Securities – 112.57%
(cost $64,673,674)			66,472,748	©

		Number of
		Contracts
Written Options – 0.00%
Call Option – 0.00%
U.S. Long Bond Future, strike price $15.63, expires 2/24/12 (JPMC)		(2)	(2,219)

Put Option – 0.00%
U.S. Long Bond Future, strike price $15.63, expires 2/24/12 (JPMC)		(2)	(375)
Total Written Options (premium received $(3,801))			(2,594)

Obligation to Return Securities Lending Collateral** – (0.15%)			(91,282)
Other Liabilities Net of Receivables and Other Assets – (12.42%)			(7,331,112	)z«
Net Assets Applicable to 5,886,393 Shares Outstanding – 100.00%			$59,047,760

°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $7,074,659, which represented 11.98% of the Portfolio’s net assets. See Note 5 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2012.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $300,658, which represented 0.51% of the Portfolio’s net assets. See Note 5 in “Notes.” *Fully or partially on loan.
‡Non income producing security. Security is currently in default.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
∞Fully or partially pledged as collateral for futures contracts.
**See Note 4 in “Notes” for additional information on securities lending collateral.
†Non income producing security.
©Includes $86,014 of securities loaned.
zOf this amount, $10,833,550 represents payable for securities purchased as of January 31, 2012.
«Includes foreign currency valued at $101,857 with a cost of $100,086.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(348,494)	USD	354,897	2/17/12	$(15,464)
BAML	CAD	(310,953)	USD	302,681	2/17/12	(7,389)
BAML	CLP	(25,307,500)	USD	49,042	2/17/12	(2,392)
BAML	EUR	(397,949)	USD	506,741	2/17/12	(14,194)
BAML	IDR	(767,350,000)	USD	82,778	2/17/12	(2,444)
BAML	JPY	7,763,900	USD	(101,071)	2/17/12	751
BAML	MXN	(922,396)	USD	66,937	2/17/12	(3,909)
BAML	NOK	(994,212)	USD	165,080	2/17/12	(4,636)
BAML	PHP	5,544,500	USD	(130,000)	2/17/12	(897)
BAML	PLN	(188,706)	USD	53,390	2/17/12	(4,971)
BAML	RUB	1,211,000	USD	(40,000)	2/17/12	12
BCLY	EUR	(74,336)	USD	94,665	2/17/12	(2,645)
CITI	EUR	(142,587)	USD	181,690	2/17/12	(4,963)
CITI	NOK	(283,510)	USD	47,085	2/17/12	(1,311)
CITI	ZAR	311,124	USD	(40,000)	2/1/12	(108)
GSC	AUD	(129,036)	USD	131,443	2/17/12	(5,690)
GSC	GBP	(52,890)	USD	80,985	2/17/12	(2,478)
HSBC	AUD	(443,937)	USD	452,261	2/17/12	(19,533)
HSBC	EUR	81	USD	(104)	2/17/12	3
HSBC	NOK	(319,286)	USD	52,971	2/17/12	(1,532)
JPMC	CAD	(138,463)	USD	134,443	2/17/12	(3,626)
JPMC	EUR	(46,836)	USD	59,627	2/17/12	(1,684)
JPMC	MXN	(1,850,823)	USD	134,217	2/17/12	(7,940)
JPMC	NOK	(453,396)	USD	75,213	2/17/12	(2,184)
MNB	NZD	(11,588)	USD	9,548	2/1/12	(28)
MSC	AUD	(102,713)	USD	104,372	2/17/12	(4,785)
MSC	EUR	(216,906)	USD	276,040	2/17/12	(7,900)
MSC	KRW	153,049,000	USD	(131,848)	2/17/12	4,217
MSC	NOK	(387,527)	USD	64,227	2/17/12	(1,925)
MSC	RUB	1,214,000	USD	(40,000)	2/17/12	111
						$(119,534)

Futures Contracts

					Unrealized
					Appreciation
Contract to Buy (Sell)		Notional Cost	Notional Value	Expiration Date	(Depreciation)
(12)	U.S. Treasury 10 yr Notes	$(1,567,610)	$(1,587,000)	3/30/12	$(19,390)
20	U.S. Treasury Long Bond	2,875,512	2,908,750	3/30/12	33,238
		$1,307,902			$13,848

Swap Contracts
CDS Contracts

						Unrealized
	Swap &	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.17	USD	1,029,000	5.00%	12/20/16	$(68,497)
	ITRAXX Europe Subordinate
BAML	Financials 16.1 5 yr CDS	EUR	750,000	5.00%	12/20/16	(59,383)
BAML	Kingdom of Spain 5 yr CDS	USD	147,000	1.00%	12/20/15	1,623
	ITRAXX Europe Subordinate
BCLY	Financials 16.1 5 yr CDS	EUR	325,000	5.00%	12/20/16	(23,618)
	Kingdom of Spain
BCLY	5 yr CDS	USD	151,000	1.00%	3/20/15	9,902
BCLY	5 yr CDS		70,000	1.00%	3/21/16	1,023
BCLY	Republic of France 5 yr CDS		90,000	0.25%	9/20/16	(693)
GSC	CDX.NA.HY.17		127,400	5.00%	12/20/16	(8,480)
GSC	Republic of France 5 yr CDS		39,000	0.25%	9/20/16	(229)
JPMC	CDX.NA.HY.17		686,000	5.00%	12/20/16	(46,861)
JPMC	Finmeccanica 5 yr CDS		50,000	5.00%	3/20/17	(1,116)
	ITRAXX Europe Crossover
JPMC	16.1 5 yr CDS	EUR	710,000	5.00%	12/20/16	(25,034)
JPMC	MeadWestvaco 5 yr CDS	USD	65,000	1.00%	12/20/16	(2,245)
JPMC	Portuguese Republic 5 yr CDS		85,000	1.00%	6/20/15	30,205
JPMC	Republic of France 5 yr CDS		65,000	0.25%	9/20/16	(484)
MSC	CDX.EM.16		67,000	5.00%	12/20/16	(827)
MSC	CDX.NA.HY.17		98,000	5.00%	12/20/16	(6,872)
MSC	Japan 5 yr CDS		80,000	1.00%	9/20/16	508
	Kingdom of Belgium
MSC	5 yr CDS		126,000	1.00%	12/20/16	(4,100)
MSC	5 yr CDS		44,000	1.00%	3/20/17	(1,788)
MSC	Kingdom of Spain 5 yr CDS		130,000	1.00%	6/20/16	4,158
	Republic of France
MSC	5 yr CDS		100,000	0.25%	9/20/16	(554)
MSC	5 yr CDS		55,000	0.25%	12/20/16	(533)
	Republic of Italy
MSC	5 yr CDS		80,000	1.00%	9/20/16	2,009
MSC	5 yr CDS		44,000	1.00%	3/20/17	(1,984)
						$(203,870)

	Protection Sold/Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa		65,000	1.00%	12/20/16	$2,084
JPMC	Tyson Foods CDS / Ba		70,000	1.00%	3/20/16	1,871
						$3,955
Total						$(199,915)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CAD – Canadian Dollar
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLP – Chilean Peso
EM – Emerging Market
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP–Philippine Peso
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RUB - Russian Ruble
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011, and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

To Be Announced Trades – The Portfolio may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Portfolio’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Portfolio to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Portfolio on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$64,724,810
Aggregate unrealized appreciation	$2,499,925
Aggregate unrealized depreciation	(751,987)
Net unrealized appreciation	$1,747,938

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $3,093,943 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $816,564 expires in 2016 and $2,281,379 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$16,981,307	$101,810	$17,083,117
Corporate Debt	-	28,244,384	-	28,244,384
Foreign Debt	-	4,465,051	-	4,465,051
U.S. Treasury Obligations	-	8,262,426	-	8,262,426
Short-Term Investments	-	8,209,000	-	8,209,000
Preferred Stock	52,577	114,675	-	167,252
Securities Lending Collateral	-	41,518	-	41,518
Total	$52,577	$66,318,361	$101,810	$66,472,748

Foreign Currency Exchange Contracts	$-	$(119,534)	$-	$(119,534)
Futures Contracts	$13,848	$-	$-	$13,848
Swap Contracts	$-	$(199,915)	$-	$(199,915)
Written Optons	$(2,594)	$-	$-	$(2,594)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency,
Asset-Backed
and
Mortgage-
Backed
Securities
Balance as of 10/31/11	$102,180
Net change in unrealized
appreciation (depreciation)	(370)
Balance as of 1/31/12	$101,810

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/12	$(370)

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments and Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

3 Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended January 31, 2012, the Portfolio entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in written options during the period ended January 31, 2012 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2011	-	$-
Options written	29	22,798
Options expired	(18)	(11,517)
Options terminated in closing purchase transactions	(7)	(7,480)
Options outstanding at January 31, 2012	4	$3,801

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts, inflation swap contracts and CDS contracts in accordance with its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolios’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. A Portfolios' maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolios' maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2012, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At January 31, 2012, the net unrealized depreciation of credit default swaps was $199,915. The Portfolio had posted $110,000 as collateral for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of January 31, 2012, the Portfolio would have received EUR 1,785,000 and USD 3,293,400 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments, at January 31, 2012, the notional value of the protection sold was USD 135,000, which reflects the maximum potential amount the Portfolio would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At January 31, 2012, the net unrealized appreciation of the protection sold was $3,955.

CDS may involve greater risks than if the Portfolio had invested in the reference obligation directly. CDS are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of the securities on loan was $86,014, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $41,518. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio may invest a portion of its net assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Emerging Markets Portfolio

January 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 92.77%
Brazil – 13.51%
@AES Tiete	63,394	$799,306
AmBev ADR	274,800	9,999,972
CCR	1,604,000	11,142,962
Cia Siderurgica Nacional ADR	569,700	5,850,819
Cielo	250,374	7,445,136
CPFL Energia	556,780	8,206,652
Diagnosticos da America	316,000	3,032,907
Itau Unibanco Holding ADR	396,400	7,912,144
Redecard	410,100	7,380,113
Vale ADR	121,800	3,081,540
Vale ADR	645,500	15,627,555
		80,479,106
Chile – 3.25%
Banco Santander ADR	84,300	6,870,450
Enersis ADR	592,200	10,843,182
#Inversiones Aguas Metropolitan 144A ADR	53,200	1,662,229
		19,375,861
■China – 22.54%
Beijing Enterprises Holdings	1,164,999	6,760,585
Belle International Holdings	5,663,515	9,202,436
China BlueChemical Class H	7,691,000	5,841,768
China Construction Bank Class H	19,803,770	15,859,360
*China Gas Holdings	11,526,000	5,365,770
China Merchants Holdings International	3,008,000	10,007,918
China Mobile	1,123,500	11,489,271
China Resources Power Holdings	3,648,000	7,122,409
China Shenhua Energy Class H	2,987,500	13,137,372
China Shipping Development Class H	3,450,000	2,398,027
*ENN Energy Holdings	896,000	2,721,104
Hengan International Group	725,500	6,488,287
*Huabao International Holdings	7,601,000	5,165,681
Industrial & Commercial Bank of China Class H	23,770,803	16,645,232
Jiangsu Expressway Class H	7,298,000	7,274,942
Want Want China Holdings	9,486,000	8,795,453
		134,275,615
Colombia – 0.48%
BanColombia ADR	45,900	2,846,259
		2,846,259
India – 12.36%
Axis Bank	574,796	12,497,410
GAIL India	361,534	2,729,510
HCL Technologies	706,218	6,250,911
Housing Development Finance	523,608	7,390,026
Larsen & Toubro	650,572	17,246,835
Rural Electrification	2,592,273	9,987,421
Tata Motors	3,554,459	17,522,488
		73,624,601
Indonesia – 4.05%
Astra International	1,370,000	12,023,693
Perusahaan Gas Negara	32,215,500	12,094,251
		24,117,944
Kazakhstan – 0.77%
KazMunaiGas Exploration Production GDR	289,383	4,572,251
		4,572,251
Malaysia – 1.13%
Maxis	3,577,200	6,714,600
		6,714,600
Mexico – 4.06%
Compartamos	4,748,100	5,565,699
Grupo Aeroportuario del Pacifico ADR	99,500	3,728,265
Grupo Mexico Series B	3,721,144	11,875,032
Kimberly-Clark de Mexico Class A	533,400	3,035,985
		24,204,981

Peru – 2.13%
Credicorp	111,630	12,687,866
		12,687,866
Philippines – 1.91%
Philippine Long Distance Telephone ADR	179,500	11,401,840
		11,401,840
Republic of Korea – 5.64%
†Hyundai Mobis	26,776	6,602,530
†Kangwon Land	215,980	5,066,162
KB Financial Group	228,874	8,679,425
Samsung Electronics	13,468	13,271,978
		33,620,095
Russia – 3.19%
Gazprom ADR	749,612	9,032,825
LUKOIL ADR	171,464	10,003,209
		19,036,034
South Africa – 4.35%
*Clicks Group	721,896	3,674,666
*Life Healthcare Group Holdings	1,188,184	3,229,775
Sasol	207,935	10,637,834
Tiger Brands	259,356	8,380,440
		25,922,715
Taiwan – 5.84%
Chunghwa Telecom	758,836	2,467,259
*Chunghwa Telecom ADR	220,838	7,157,360
HTC	527,000	8,647,519
Quanta Computer	1,417,000	3,026,765
Taiwan Semiconductor Manufacturing	4,297,588	11,402,134
Wistron	1,394,326	2,092,373
		34,793,410
Thailand – 4.07%
Kasikornbank Foreign	538,154	2,305,753
Kasikornbank NVDR	2,230,900	9,305,937
PTT	1,149,700	12,640,194
		24,251,884
Turkey – 3.49%
Tofas Turk Otomobil Fabrikasi	743,055	3,162,382
Tupras Turkiye Petrol Rafinerileri	379,148	8,667,341
*Turkiye Garanti Bankasi	2,474,338	8,966,359
		20,796,082
Total Common Stock (cost $516,537,882)		552,721,144

Preferred Stock – 6.53%
Brazil – 5.16%
AES Tiete	241,600	3,452,020
Investimentos Itau	1,656,657	10,827,329
Petroleo Brasiliero	1,172,000	16,451,120
		30,730,469
Republic of Korea – 1.37%
Hyundai Motor 2.91%	47,334	2,785,220
Samsung Electronics 2.25%	9,139	5,369,422
		8,154,642
Total Preferred Stock (cost $31,306,230)		38,885,111

	Principal
	Amount (U.S. $)
Short-Term Investments – 0.91%
≠Discount Note – 0.08%
Fannie Mae 0.01% 3/7/12	$466,044	466,035
		466,035
Repurchase Agreement – 0.75%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $4,494,022
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $4,583,831)	4,494,000	4,494,000
		4,494,000
≠U.S. Treasury Obligation – 0.08%
U.S. Treasury Bill 0.001% 2/23/12	466,044	466,033
		466,033
Total Short-Term Investments (cost $5,426,083)		5,426,068

Total Value of Securities Before Securities Lending Collateral – 100.21%
(cost $553,270,195)		597,032,323

	Number of
	Shares
Securities Lending Collateral** – 2.74%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	282,698	274,641
Delaware Investments Collateral Fund No 1	16,044,764	16,044,764
@†Mellon GSL Reinvestment Trust II	546,716	0
Total Securities Lending Collateral (cost $16,874,178)		16,319,405

Total Value of Securities – 102.95%
(cost $570,144,373)		613,351,728	©
Obligation to Return Securities Lending Collateral** – (2.83%)		(16,874,178)
Other Liabilities Net of Receivables and Other Assets – (0.12%)		(702,432	)«
Net Assets Applicable to 60,366,074 Shares Outstanding – 100.00%		$595,775,118

«Includes foreign currency valued at $358,848 with a cost of $359,166.
†Non income producing security.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $799,306, which represented 0.13% of the Portfolio’s net assets. See Note 5 in “Notes”.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $1,662,229 which represented 0.28% of the Portfolio’s net assets. See Note 5 in “Notes”.
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $15,908,704 of securities loaned.

The following foreign currency exchange contracts were outstanding at January 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	HKD	(4,369,606)	USD	563,231	2/1/12	$(261)
MNB	HKD	(2,301,503)	USD	296,746	2/2/12	(50)
MNB	KRW	869,358,298	USD	(773,932)	2/1/12	(94)
						$(405)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
KRW – South Korean Won
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust -The Emerging Markets Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 - October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$572,019,284
Aggregate unrealized appreciation	$78,195,193
Aggregate unrealized depreciation	(36,862,749)
Net unrealized appreciation	$41,332,444

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$551,058,915	$1,662,229	$-	$552,721,144
Preferred Stock	38,885,111	-	-	38,885,111
Short-Term Investments	-	5,426,068	-	5,426,068
Securities Lending Collateral	-	16,319,405	-	16,319,405
Total	$589,984,026	$23,407,702	$-	$613,351,728

Foreign Currency Exchange Contracts	$-	$(405)	$-	$(405)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $15,908,704, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $16,319,405. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Emerging Markets Portfolio II

January 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 97.03%
Argentina – 0.86%
@Cresud ADR	7,700	$97,482
@IRSA Inversiones y Representaciones ADR	3,800	38,494
		135,976
Bahrain – 0.10%
@#Aluminum Bahrain 144A GDR	1,800	15,279
		15,279
Brazil – 16.78%
All America Latina Logistica	15,413	88,494
B2W Cia Global Do Varejo	5,926	35,277
Banco Bradesco ADR	5,230	93,512
Banco Santander Brasil ADR	17,500	159,600
Brasil Foods ADR	7,000	140,210
Braskem ADR	4,600	82,892
Centrais Eletricas Brasileiras ADR	4,800	49,008
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	76,698
Cyrela Brazil Realty Empreendimentos e Participacoes	3,280	30,319
Fibria Celulose ADR	19,000	151,810
@Gerdau	11,700	92,242
Gerdau ADR	13,000	123,500
Gol Linhas Aereas Inteligentes ADR	17,700	122,130
Hypermarcas	16,100	97,682
Itau Unibanco Holding ADR	4,400	87,824
Light	4,100	64,273
Petroleo Brasileiro ADR	21,700	662,936
Santos Brasil Participacoes	4,800	73,958
Telefonica Brasil Class B ADR	3,255	90,619
Vale ADR	13,100	331,430
		2,654,414
China/Hong Kong – 13.03%
†Alibaba.com	16,500	17,788
Bank of China	144,000	61,838
China Coal Energy	76,000	95,459
China Construction Bank	135,590	108,584
China Mengniu Dairy	28,000	74,924
China Mobile ADR	6,400	326,913
China Telecom	258,000	145,062
China Unicom ADR	11,100	205,017
CNOOC ADR	800	162,720
†Focus Media Holding ADR	2,500	50,000
Industrial & Commercial Bank of China	265,999	186,263
PetroChina ADR	1,100	160,050
@†Shanda Interactive Entertainment ADR	3,700	150,701
†Sina	1,900	133,513
@†Tianjin Development Holdings	56,000	30,547
Tingyi Cayman Islands Holding	26,000	75,943
Tsingtao Brewery	14,000	75,646
		2,060,968
Guernsey – 0.15%
=@#†Etalon Group GDR 144A	4,800	23,280
		23,280
Hungary – 0.64%
OTP Bank	5,627	100,347
		100,347

India – 3.33%
ICICI Bank ADR	2,500	90,525
#Reliance Industries 144A GDR	7,000	231,700
Steel Authority of India	32,248	66,296
Ultratech Cement	1,689	41,495
@United Spirits	7,130	96,348
		526,364
Indonesia – 1.74%
Tambang Batubara Bukit Asam	62,000	138,965
United Tractors	43,106	135,935
		274,900
Israel – 0.53%
Israel Chemicals	8,000	83,832
		83,832
Malaysia – 2.02%
@KLCC Property Holdings	106,900	115,264
Petronas Chemicals Group	28,600	62,709
@†UEM Land Holdings	186,100	141,930
		319,903
Mexico – 6.42%
America Movil Class L ADR	5,600	129,976
Cemex ADR	36,752	250,281
†Empresas ICA ADR	14,800	96,200
Fomento Economico Mexicano ADR	1,700	119,884
†Grupo Financiero Banorte	15,000	59,994
Grupo Televisa ADR	13,200	260,305
Wal-Mart de Mexico	31,822	98,516
		1,015,156
Peru – 1.22%
Cia de Minas Buenaventura ADR	2,900	124,410
Credicorp	600	68,196
		192,606
Poland – 0.77%
†Jastrzebska Spolka Weglowa	1,900	62,397
†Polski Koncern Naftowy Orlen	5,225	59,441
		121,838
Republic of Korea – 17.01%
@KB Financial Group ADR	6,400	242,560
@KCC	771	207,961
KT ADR	12,100	180,169
KT&G	3,604	252,169
LG Display ADR	5,200	67,028
LG Electronics	1,601	117,864
LG Uplus	14,420	80,999
@†Lotte Chilsung Beverage	305	346,174
@†Lotte Confectionery	136	205,813
POSCO ADR	900	82,584
Samsung Electronics	565	556,778
Samsung Life Insurance	2,250	167,846
SK Telecom ADR	13,000	182,130
		2,690,075
Russia – 5.95%
Gazprom ADR	19,900	239,795
LUKOIL ADR	2,300	134,182
MMC Norilsk Nickel ADR	3,740	71,845
Mobile TeleSystems ADR	2,600	43,576
Rosneft Oil GDR	16,700	123,079
=@Sberbank	74,858	223,339
VTB Bank GDR	22,600	105,723
		941,539

South Africa – 6.03%
Anglo American Platinum	1,115	79,202
ArcelorMittal South Africa	14,944	130,659
Impala Platinum Holdings	2,858	62,916
MTN Group	7,858	134,205
Sasol ADR	2,800	143,752
Standard Bank Group	14,135	194,214
Vodacom Group	16,926	209,103
		954,051
Taiwan – 7.66%
Cathay Financial Holding	68,085	77,664
Chunghwa Telecom ADR	3,500	113,435
Fubon Financial Holding	84,096	93,795
Hon Hai Precision Industry	117,376	378,063
HTC	3,310	54,314
MediaTek	8,003	76,412
Taiwan Semiconductor Manufacturing	42,000	111,432
Taiwan Semiconductor Manufacturing ADR	8,600	121,088
United Microelectronics	352,000	184,402
		1,210,605
Thailand – 2.40%
Bangkok Bank	19,280	95,699
PTT	14,306	157,285
PTT Exploration & Production	5,800	33,196
Siam Cement NVDR	8,400	93,982
		380,162
Turkey – 1.85%
Torunlar Gayrimenkul Yatirim Ortakligi	8,367	20,119
Turkcell Iletisim Hizmet ADR	10,800	139,212
Turkiye Is Bankasi Class C	34,641	72,541
@Turkiye Sise ve Cam Fabrikalari	29,459	60,692
		292,564
United Kingdom – 0.73%
Anglo American ADR	5,600	115,943
		115,943
United States – 7.81%
Archer-Daniels-Midland	7,800	223,314
Avon Products	25,400	451,358
Bunge	2,200	125,994
†MEMC Electronic Materials	8,100	37,017
†Yahoo	25,700	397,579
		1,235,262
Total Common Stock (cost $16,152,016)		15,345,064

	Principal
	Amount (U.S. $)
Short-Term Investment – 1.33%
Repurchase Agreement – 1.33%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $210,001
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $214,198)	$210,000	210,000
Total Short-Term Investment (cost $210,000)		210,000

Total Value of Securities – 98.36%
(cost $16,362,016)		15,555,064
Receivables and Other Assets Net of Liabilities – 1.64%		259,827	«
Net Assets Applicable to 1,893,865 Shares Outstanding – 100.00%		$15,814,891

ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $270,259, which represented 1.71% of Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $246,619, which represented 1.56% of the Portfolio’s net assets. See Note 1 in "Notes."
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $2,088,106, which represented 13.20% of the Portfolio’s net assets. See Note 5 in “Notes.”
«Includes foreign currency valued at $158,442 with a cost of $164,454.

The following foreign currency exchange contract was outstanding at January 31, 2012: 1

Foreign Currency Exchange Contract

				Unrealized
				Appreciation
Counterparty	Contracts to Receive	In Exchange For	Settlement Date	(Depreciation)
MNB	PLN (294,312)	USD 90,719	2/1/12	$(453)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
PLN – Polish Zloty

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Emerging Markets Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$16,366,058
Aggregate unrealized appreciation	$1,180,825
Aggregate unrealized depreciation	(1,991,819)
Net unrealized depreciation	$(810,994)

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$14,967,224	$377,840	$15,345,064
Short-Term Investment	-	210,000	210,000
Total	$14,967,224	$587,840	$15,555,064

Foreign Currency Exchange Contract	$-	$(453)	$(453)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common
Stock
Balance as of 10/31/11	$23,606
Transfer out of level 3	(33,600)
Net change in unrealized appreciation/depreciation	9,994
Balance as of 1/31/12	$-

Net change in unrealized
appreciation/depreciation
from investments
still held as of 1/31/12	$9,994

During the period ended January 31, 2012, transfers out of Level 3 investments into Level 2 investments were made in the amount of $33,600 for the Portfolio. The transfer was due to the Portfolio's pricing vendor being able to supply a matrix price with observable inputs for an investment that had been valued utilizing observable inputs. During the period ended January 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. During the period ended January 31, 2012, the Portfolio had no securities out on loan.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

January 31, 2012

	Number of
	Shares	Value
Common Stock – 98.66%
Consumer Discretionary – 23.15%
†DineEquity	11,900	$565,488
Gentex	12,500	335,875
†Interval Leisure Group	17,000	231,200
†ITT Educational Services	4,100	270,067
†K12	24,900	557,511
Strayer Education	6,100	663,680
Weight Watchers International	13,400	1,020,142
		3,643,963
Consumer Staples – 3.75%
†Peet's Coffee & Tea	9,700	589,954
		589,954
Energy – 4.54%
Core Laboratories	6,725	714,397
		714,397
Financials – 14.68%
†Affiliated Managers Group	6,750	678,443
Heartland Payment Systems	21,900	525,600
†IntercontinentalExchange	4,850	555,228
†MSCI Class A	16,950	552,231
		2,311,502
Healthcare – 13.57%
†ABIOMED	19,600	362,796
†athenahealth	8,900	517,802
Perrigo	5,850	559,260
Techne	10,200	696,150
		2,136,008
Producer Durables – 9.46%
Expeditors International of Washington	11,500	513,475
Graco	14,000	643,720
Ritchie Bros Auctioneers	14,100	332,055
		1,489,250
Technology – 25.56%
Blackbaud	20,200	614,686
†NeuStar Class A	8,600	313,986
†Polycom	24,500	488,775
†SBA Communications Class A	18,250	834,389
†Teradata	10,300	551,668
†VeriFone Systems	14,600	623,420
VeriSign	16,100	596,666
		4,023,590
Utilities – 3.95%
J2 Global	23,100	622,776
		622,776
Total Common Stock (cost $13,465,037)		15,531,440

	Principal
	Amount
Short-Term Investments – 1.14%
≠Discount Note – 0.33%
Fannie Mae 0.01% 3/7/12	$51,429	51,428
		51,428
Repurchase Agreements – 0.48%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $76,000
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $77,519)	76,000	76,000
		76,000
≠U.S. Treasury Obligation – 0.33%
U.S. Treasury Bill 0.001% 2/23/12	51,429	51,428
		51,428

Total Short-Term Investments (cost $178,857)	178,856

Total Value of Securities – 99.80%
(cost $13,643,894)	15,710,296
Receivables and Other Assets Net of Liabilities – 0.20%	31,495
Net Assets Applicable to 1,024,289 Shares Outstanding – 100.00%	$15,741,791

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$13,978,043
Aggregate unrealized appreciation	$2,311,583
Aggregate unrealized depreciation	(579,330)
Net unrealized appreciation	$1,732,253

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $815,919 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3-inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$15,531,440	$-	$15,531,440
Short-Term Investments	-	178,856	178,856
Total	$15,531,440	$178,856	$15,710,296

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2012.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

January 31, 2012

		Principal	Value
		Amount°	(U.S. $)
ΔCorporate Bonds – 12.12%
Austria – 3.72%
Oesterreichische Kontrollbank 4.875% 2/16/16	USD	2,226,000	$2,484,312
			2,484,312
Netherlands – 2.20%
ING Bank
3.90% 3/19/14	USD	600,000	632,328
•6.125% 5/29/23	EUR	315,000	380,465
Telefonica Europe 8.25% 9/15/30	USD	400,000	459,062
			1,471,855
Norway – 3.87%
Eksportfinans 1.60% 3/20/14	JPY	225,000,000	2,584,708
			2,584,708
Spain – 0.68%
Telefonica Emisiones 5.877% 7/15/19	USD	445,000	457,068
			457,068
United Kingdom – 1.65%
HSBC Holdings 6.25% 3/19/18	EUR	650,000	934,398
•Lloyds TSB Bank 5.625% 3/5/18	EUR	150,000	167,446
			1,101,844
Total Corporate Bonds (cost $8,025,622)			8,099,787

ΔSovereign Bonds – 61.36%
Canada – 2.02%
Canada Government International Bond 3.50% 1/13/20	EUR	900,000	1,348,791
			1,348,791
Denmark – 0.72%
Denmark Government International Bond 3.125% 3/17/14	EUR	350,000	481,459
			481,459
Germany – 11.70%
Bundesschatzanweisungen
0.75% 9/14/12	EUR	280,000	368,015
0.75% 9/13/13	EUR	210,000	277,573
Deutschland Republic
3.75% 1/4/15	EUR	2,480,000	3,570,942
3.75% 1/4/17	EUR	1,600,000	2,397,398
4.75% 7/4/28	EUR	75,000	127,828
6.25% 1/4/24	EUR	571,000	1,077,500
			7,819,256
Japan – 24.13%
Japan Government
10 yr Bond
0.50% 6/20/13		230,000,000	3,032,039
1.00% 9/20/20	JPY	120,000,000	1,601,041
1.30% 12/20/14	JPY	300,000,000	4,059,246
1.40% 9/20/15	JPY	200,000,000	2,731,609
1.50% 9/20/18	JPY	299,000,000	4,172,260
30 yr Bond 2.30% 6/20/35	JPY	37,150,000	533,145
			16,129,340
Mexico – 3.73%
Mexican Bonos
6.50% 6/10/21	MXN	23,000,000	1,850,582
9.50% 12/18/14	MXN	7,400,000	641,814
			2,492,396
Netherlands – 5.46%
Netherlands Government Bond
3.25% 7/15/21	EUR	100,000	143,074
3.75% 1/15/42	EUR	1,050,000	1,712,087
4.25% 7/15/13	EUR	1,300,000	1,799,454
			3,654,615

Poland – 6.53%
Poland Government Bond
5.25% 10/25/17	PLN	8,000,000	2,487,593
5.50% 10/25/19	PLN	3,000,000	933,762
5.75% 9/23/22	PLN	3,000,000	942,438
			4,363,793
Qatar – 2.80%
#Qatar Government International Bond 144A 5.25% 1/20/20	USD	1,707,000	1,875,652
			1,875,652
Slovakia – 2.44%
Slovakia Government Bond 4.90% 2/11/14	EUR	1,188,345	1,629,728
			1,629,728
Slovenia – 1.83%
Republic of Slovenia 4.375% 2/6/19	EUR	1,002,000	1,224,075
			1,224,075
Total Sovereign Bonds (cost $40,902,646)			41,019,105

Supranational Banks – 8.64%
Asian Development Bank 2.35% 6/21/27	JPY	90,000,000	1,307,342
European Investment Bank 1.90% 1/26/26	JPY	163,400,000	2,089,469
Inter-American Development Bank 4.50% 9/15/14	USD	1,650,000	1,820,711
Nordic Investment Bank 1.70% 4/27/17	JPY	40,000,000	559,102
Total Supranational Banks (cost $4,937,967)			5,776,624

U.S. Treasury Obligations – 10.52%
U.S. Treasury Bond 4.50% 5/15/38	USD	830,000	1,088,856
U.S. Treasury Notes
0.75% 6/15/14		450,000	455,414
1.875% 8/31/17		670,000	706,484
2.375% 3/31/16		2,650,000	2,852,475
2.375% 6/30/18		390,000	421,109
2.625% 1/31/18		800,000	877,062
3.625% 8/15/19		540,000	629,480
Total U.S. Treasury Obligations (cost $6,358,620)			7,030,880

Short-Term Investments – 33.42%
≠Discount Notes – 0.23%
Fannie Mae 0.01% 3/7/12		10,753	10,752
Federal Home Loan Bank 0.02% 3/21/12		140,807	140,804
			151,556
Repurchase Agreements – 33.18%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $22,178,111
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $22,621,316)		22,178,000	22,178,000
			22,178,000
≠U.S. Treasury Obligation – 0.01%
U.S. Treasury Bill 0.001% 2/23/12		10,753	10,752
			10,752
Total Short-Term Investments (cost $22,340,309)			22,340,308

Total Value of Securities – 126.06%
(cost $82,565,164)			84,266,704
zLiabilities Net of Receivables and Other Assets – (26.06%)			(17,421,722)
Net Assets Applicable to 6,622,679 Shares Outstanding – 100.00%			$66,844,982

°Principal amount is stated in the currency in which each security is denominated.
ΔSecurities have been classified by country of origin.
•Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $1,875,652, which represented 2.81% of the Portfolio’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
zOf this amount, $18,069,559 represents payable for Portfolio shares redeemed as of January 31, 2012.

The following foreign cross currency exchange contract was outstanding at January 31, 2012:1

Foreign Cross Currency Exchange Contract

				Unrealized
				Appreciation
Counterparty	Contract to Receive (Deliver)	In Exchange For	Settlement Date	(Depreciation)
MNB	EUR (3,371,765)	GBP 4,461,011	4/27/12	$44,181

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MNB – Mellon National Bank
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar
yr – Year

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued at market value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$82,595,587
Aggregate unrealized appreciation	$4,116,454
Aggregate unrealized depreciation	(2,445,337)
Net unrealized appreciation	$1,671,117

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1-inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2-other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3-inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

Level 2
Corporate Bonds	$8,099,787
Foreign Debt	46,795,729
U.S Treasury Obligations	7,030,880
Short-Term Investments	22,340,308
Total	$84,266,704

Foreign Cross Currency Exchange Contract	$44,181

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2012.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2012, no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Global Real Estate Securities Portfolio

January 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 98.22%
Australia – 9.01%
CFS Retail Property Trust	219,800	$400,611
Dexus Property Group	658,155	622,514
Goodman Group	646,463	439,698
GPT Group	198,446	651,676
=@†GPT Group-In Specie	1,337,300	0
Investa Office Fund	586,839	396,026
Mirvac Group	398,500	523,030
Westfield Group	157,636	1,423,986
		4,457,541
Belgium – 0.96%
Cofinimmo	4,031	472,377
		472,377
Brazil – 0.58%
Cyrela	30,800	284,703
		284,703
Canada – 5.43%
*Boardwalk Real Estate Investment Trust	12,499	654,208
*Calloway Real Estate Investment Trust	20,872	558,821
*Canadian Real Estate Investment Trust	18,382	682,783
First Capital Realty	24,510	437,727
*H&R Real Estate Investment Trust	15,104	350,923
		2,684,462
China/Hong Kong – 13.35%
*China Overseas Land & Investment	189,164	352,739
Hang Lung Properties	303,642	1,043,531
Hongkong Land Holdings	100,000	515,000
Link REIT	188,500	686,714
*Shimao Property Holdings	342,000	352,386
*Sino Land	286,000	476,513
*Soho China	277,925	182,428
Sun Hung Kai Properties	164,735	2,281,583
Wharf Holdings	125,200	712,015
		6,602,909
Finland – 0.50%
Sponda	57,448	245,912
		245,912
France – 3.95%
ICADE	5,346	435,707
Klepierre	15,502	465,823
Unibail-Rodamco	5,483	1,053,660
		1,955,190
Germany – 0.99%
Alstria Office REIT	14,479	173,104
Deutsche Wohnen	23,813	316,245
		489,349
Japan – 7.06%
Japan Prime Realty Investment	131	312,510
*Japan Real Estate Investment	23	201,193
Kenedix Realty Investment	59	173,325
Mitsubishi Estate	84,772	1,353,017
Mitsui Fudosan	88,446	1,453,414
		3,493,459

Netherlands – 0.35%
Corio	3,726	173,469
		173,469
Singapore – 3.67%
CapitaCommerical Trust	418,301	358,063
CapitaLand	313,145	655,788
Mapletree Logistics Trust	684,760	474,373
Parkway Life Real Estate Investment Trust	230,812	326,226
		1,814,450
United Kingdom – 5.98%
Big Yellow Group	39,722	175,388
British Land	114,066	879,490
Derwent London	14,413	380,514
Great Portland Estates	83,049	472,193
Hammerson	95,984	571,184
Shaftesbury	60,414	477,156
		2,955,925
United States – 46.39%
Alexandria Real Estate Equities	5,563	402,817
Apartment Investment & Management	5,966	146,525
AvalonBay Communities	5,699	775,121
Boston Properties	9,652	1,004,291
Brandywine Realty Trust	18,896	201,053
BRE Properties	11,675	604,999
Camden Property Trust	7,670	494,715
CBL & Associates Properties	23,581	409,602
Colonial Properties Trust	9,513	203,388
DDR	49,954	692,362
*Digital Realty Trust	5,843	414,035
Douglas Emmett	26,291	549,745
Duke Realty	24,483	327,827
EastGroup Properties	4,282	203,395
Education Realty Trust	36,482	390,357
Equity Lifestyle Properties	6,297	441,672
Equity Residential	17,987	1,071,125
*Extra Space Storage	18,361	483,262
Federal Realty Investment Trust	4,015	379,257
General Growth Properties	16,719	263,826
Glimcher Realty Trust	19,833	190,992
HCP	19,552	821,771
Host Hotels & Resorts	58,999	968,764
Kilroy Realty	9,531	396,776
Kimco Realty	24,353	444,442
Kite Realty Group Trust	29,197	145,985
LaSalle Hotel Properties	5,920	160,136
Lexington Realty Trust	29,895	257,097
Liberty Property Trust	5,287	176,004
Macerich	20,799	1,129,385
*National Retail Properties	12,538	338,651
ProLogis	23,832	755,713
PS Business Parks	5,200	323,128
Public Storage	7,509	1,042,700
Regency Centers	6,606	272,960
†Rouse Properties	627	7,750
Simon Property Group	18,091	2,457,842
SL Green Realty	10,310	758,094
Starwood Hotels & Resorts Worldwide	3,951	214,302
†Strategic Hotel & Resorts	29,437	182,804
Taubman Centers	5,613	376,239
UDR	14,985	389,910
Ventas	17,290	1,008,180
Vornado Realty Trust	8,169	660,709
		22,939,708
Total Common Stock (cost $45,311,359)		48,569,454

	Principal
	Amount
	(U.S. $)
Convertible Bond – 0.42%
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	$214,000	208,383
Total Convertible Bond (cost $197,496)		208,383

	Number of
	Shares
Warrant – 0.00%
=Nieuwe Steen Investments	12,954	0
Total Warrant (cost $0)		0

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 1.94%
≠Discount Notes – 0.59%
Fannie Mae 0.01% 3/7/12	$140,280	140,277
Federal Home Loan Bank 0.02% 3/21/12	148,643	148,639
		288,916
Repurchase Agreements – 1.07%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $531,003
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $541,614)	531,000	531,000
		531,000
≠U.S. Treasury Obligation – 0.28%
U.S. Treasury Bill 0.001% 2/23/12	140,280	140,277
		140,277
Total Short-Term Investments (cost $960,198)		960,193

Total Value of Securities Before Securities Lending Collateral – 100.58%
(cost $46,469,053)		49,738,030

	Number of
	Shares
**Securities Lending Collateral – 5.89%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	86,128	83,673
Delaware Investments Collateral Fund No. 1	2,830,665	2,830,665
@†Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lending Collateral (cost $3,311,352)		2,914,338

Total Value of Securities – 106.47%
(cost $49,780,405)		52,652,368	©
**Obligation to Return Securities Lending Collateral – (6.70%)		(3,311,352)
Receivables and Other Assets Net of Other Liabilities – 0.23%		112,410	«
Net Assets Applicable to 9,285,991 Shares Outstanding – 100.00%		$49,453,426

ΔSecurities have been classified by country of origin.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $208,383, which represented 0.42% of the Portfolio’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $3,106,486 of securities loaned.
«Includes foreign currency valued at $5,776 with a cost of $5,820.

The following foreign currency exchange contracts were outstanding at January 31, 2012:1

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CAD	125,788	USD	(125,525)	2/1/12	$(94)
MNB	CHF	(253,426)	USD	274,716	2/1/12	(866)
MNB	HKD	206,594	USD	(26,638)	2/1/12	3
MNB	SGD	70,725	USD	(56,283)	2/2/12	34
						$(923)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
CAD – Canadian Dollar
CHF – Swiss Franc
HKD – Hong Kong Dollar
MNB – Mellon National Bank
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Global Real Estate Securities Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Short-term debt securities are valued at market value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$52,460,700
Aggregate unrealized appreciation	$5,329,666
Aggregate unrealized depreciation	(5,137,998)
Net unrealized appreciation	$191,668

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $107,663,239 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $53,477,898 expires in 2016, $50,784,384 expires in 2017 and $3,400,957 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$48,569,454	$-	$48,569,454
Convertible Bond	-	208,383	208,383
Short-Term Investments	-	960,193	960,193
Securities Lending Collateral	-	2,914,338	2,914,338
Total	$48,569,454	$4,082,914	$52,652,368

Foreign Currency Exchange Contracts	$-	$(923)	$(923)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation).

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio’s and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $3,106,486, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $2,914,338. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

January 31, 2012

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Corporate Bonds – 89.36%
Automotive – 3.25%
American Axle & Manufacturing
7.75% 11/15/19	$205,000	$213,200
7.875% 3/1/17	89,000	91,893
ArvinMeritor
8.125% 9/15/15	261,000	252,844
10.625% 3/15/18	110,000	110,825
#Chrysler Group 144A 8.25% 6/15/21	760,000	729,599
Ford Motor Credit 12.00% 5/15/15	135,000	169,425
#International Automotive Components Group 144A 9.125% 6/1/18	195,000	176,475
#Jaguar Land Rover 144A 8.125% 5/15/21	290,000	285,650
		2,029,911
Banking – 3.20%
BAC Capital Trust VI 5.625% 3/8/35	490,000	412,135
•Fifth Third Capital Trust IV 6.50% 4/15/37	439,000	437,903
•#HBOS Capital Funding 144A 6.071% 6/29/49	658,000	480,340
•Regions Financing Trust ll 6.625% 5/15/47	745,000	670,500
		2,000,878
Basic Industry – 12.75%
AK Steel 7.625% 5/15/20	420,000	416,850
#Algoma Acquisition 144A 9.875% 6/15/15	351,000	303,615
#APERAM 144A 7.75% 4/1/18	220,000	189,200
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	605,000	514,249
#FMG Resources August 2006 144A
6.875% 2/1/18	100,000	102,250
7.00% 11/1/15	204,000	211,650
Headwaters 7.625% 4/1/19	249,000	232,815
Hexion US Finance
8.875% 2/1/18	36,000	36,090
9.00% 11/15/20	170,000	163,200
Immucor 11.125% 8/15/19	275,000	299,750
#Ineos Group Holdings 144A 8.50% 2/15/16	665,000	601,824
Interface 7.625% 12/1/18	211,000	228,408
#International Wire Group Holdings 144A 9.75% 4/15/15	100,000	102,146
#JMC Steel Group 144A 8.25% 3/15/18	258,000	265,740
#Kinove German Bondco 144A 9.625% 6/15/18	350,000	350,000
#Longview Fibre Paper & Packaging 144A 8.00% 6/1/16	290,000	304,863
#LyondellBasell Industries 144A 6.00% 11/15/21	155,000	169,338
#MacDermid 144A 9.50% 4/15/17	355,000	363,875
#Masonite International 144A 8.25% 4/15/21	280,000	287,700
#Millar Western Forest Products 144A 8.50% 4/1/21	220,000	166,100
Momentive Performance Materials 9.00% 1/15/21	572,000	520,519
#Murray Energy 144A 10.25% 10/15/15	279,000	283,185
Norcraft Finance 10.50% 12/15/15	316,000	294,670
#Nortek 144A 8.50% 4/15/21	310,000	296,050
Ply Gem Industries 13.125% 7/15/14	294,000	279,300
Polypore International 7.50% 11/15/17	297,000	313,335
=@Port Townsend 12.431% 8/27/12	12,516	5,695
Ryerson
•7.804% 11/1/14	123,000	114,390
12.00% 11/1/15	242,000	245,630
#Taminco Global Chemical 144A 9.75% 3/31/20	290,000	297,250
		7,959,687
Capital Goods – 5.54%
Berry Plastics
9.75% 1/15/21	429,000	450,450
10.25% 3/1/16	151,000	151,378
#DAE Aviation Holdings 144A 11.25% 8/1/15	284,000	298,200
Kratos Defense & Security Solutions 10.00% 6/1/17	280,000	297,500
Manitowoc 9.50% 2/15/18	250,000	278,125
*Mueller Water Products 7.375% 6/1/17	325,000	312,000
Pregis 12.375% 10/15/13	316,000	303,360
#Reynolds Group Issuer 144A
8.25% 2/15/21	100,000	95,250
9.00% 4/15/19	325,000	325,000
9.875% 8/15/19	545,000	557,262
#Sealed Air 144A
8.125% 9/15/19	65,000	72,313
8.375% 9/15/21	90,000	101,700
TriMas 9.75% 12/15/17	197,000	216,700
		3,459,238

Consumer Cyclical – 5.37%
Brown Shoe 7.125% 5/15/19	225,000	217,125
Burlington Coat Factory Warehouse 10.00% 2/15/19	451,000	430,704
CKE Restaurants 11.375% 7/15/18	244,000	278,160
Dave & Buster's 11.00% 6/1/18	341,000	361,034
DineEquity 9.50% 10/30/18	404,000	442,379
Express 8.75% 3/1/18	176,000	194,480
#Icon Health & Fitness 144A 11.875% 10/15/16	109,000	86,383
Michaels Stores
11.375% 11/1/16	95,000	101,166
13.00% 11/1/16	185,000	197,932
OSI Restaurant Partners 10.00% 6/15/15	285,000	296,400
Quiksilver 6.875% 4/15/15	153,000	148,028
Rite Aid 8.625% 3/1/15	300,000	301,500
Tops Markets 10.125% 10/15/15	277,000	299,160
		3,354,451
Consumer Non-Cyclical – 3.91%
#Armored Autogroup 144A 9.25% 11/1/18	317,000	266,280
Dean Foods 7.00% 6/1/16	218,000	220,180
Del Monte 7.625% 2/15/19	324,000	320,355
#JBS USA Finance 144A 8.25% 2/1/20	300,000	303,000
NBTY 9.00% 10/1/18	372,000	412,919
Pinnacle Foods Finance 10.625% 4/1/17	356,000	378,250
#Scotts Miracle-Gro 144A 6.625% 12/15/20	77,000	80,273
Visant 10.00% 10/1/17	173,000	157,863
#Viskase 144A 9.875% 1/15/18	294,000	302,085
		2,441,205
Energy – 11.12%
American Petroleum Tankers 10.25% 5/1/15	233,000	241,738
Antero Resources Finance 9.375% 12/1/17	258,000	284,445
#Calumet Specialty Products Partners 144A 9.375% 5/1/19	460,000	464,599
Chaparral Energy 8.25% 9/1/21	428,000	450,469
Chesapeake Energy
6.625% 8/15/20	252,000	254,520
6.875% 11/15/20	33,000	33,990
7.25% 12/15/18	12,000	12,930
Comstock Resources 7.75% 4/1/19	420,000	390,600
Copano Energy 7.75% 6/1/18	178,000	188,680
Crosstex Energy 8.875% 2/15/18	200,000	218,000
#Helix Energy Solutions Group 144A 9.50% 1/15/16	140,000	147,700
#Hercules Offshore 144A 10.50% 10/15/17	274,000	275,370
#Hilcorp Energy I 144A 8.00% 2/15/20	287,000	314,983
Holly 9.875% 6/15/17	188,000	210,560
#Kodiak Oil & Gas 144A 8.125% 12/1/19	275,000	291,844
Laredo Petroleum 9.50% 2/15/19	342,000	375,345
Linn Energy
8.625% 4/15/20	240,000	267,600
#144A 6.50% 5/15/19	45,000	45,675
#NFR Energy 144A 9.75% 2/15/17	471,000	402,705
Oasis Petroleum 7.25% 2/1/19	249,000	262,695
Offshore Group Investments 11.50% 8/1/15	228,000	253,650
PetroHawk Energy 7.25% 8/15/18	284,000	325,180
Petroleum Development 12.00% 2/15/18	264,000	289,080
Pioneer Drilling
9.875% 3/15/18	268,000	286,760
#144A 9.875% 3/15/18	90,000	96,300
Quicksilver Resources 9.125% 8/15/19	270,000	264,600
Sandridge Energy
7.50% 3/15/21	224,000	228,480
8.75% 1/15/20	64,000	68,160
		6,946,658
Financials – 1.96%
E Trade Financial PIK 12.50% 11/30/17	252,000	292,950
•#ILFC E-Capital Trust I 144A 4.34% 12/21/65	135,000	85,964
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	250,000	181,250
Nuveen Investments
10.50% 11/15/15	466,000	488,135
#144A 10.50% 11/15/15	168,000	174,300
		1,222,599
Healthcare – 4.86%
Accellent 10.00% 11/1/17	166,000	138,195
Alere 9.00% 5/15/16	55,000	57,888
#AMGH Merger Sub 144A 9.25% 11/1/18	270,000	286,200
Biomet 11.625% 10/15/17	294,000	321,194
Community Health Systems
8.875% 7/15/15	160,000	166,800
#144A 8.00% 11/15/19	145,000	149,169

HCA Holdings 7.75% 5/15/21	155,000	163,138
HealthSouth 7.75% 9/15/22	62,000	64,945
#inVentiv Health 144A 10.00% 8/15/18	241,000	219,310
#Kinetic Concepts 144A 10.50% 11/1/18	85,000	86,913
Lantheus Medical Imaging 9.75% 5/15/17	373,000	301,197
#Multiplan 144A 9.875% 9/1/18	337,000	369,014
Radiation Therapy Services 9.875% 4/15/17	283,000	198,808
Radnet Management 10.375% 4/1/18	247,000	229,093
#STHI Holding 144A 8.00% 3/15/18	267,000	284,689
		3,036,553
Insurance – 3.15%
•American International Group 8.175% 5/15/58	487,000	474,825
•ING Groep 5.775% 12/29/49	785,000	649,588
•#Liberty Mutual Group 144A 7.00% 3/15/37	469,000	415,065
•XL Group 6.50% 12/31/49	507,000	427,781
		1,967,259
Media – 6.46%
Affinion Group 7.875% 12/15/18	374,000	321,640
#AMC Networks 144A 7.75% 7/15/21	295,000	325,606
#AMO Escrow 144A 11.50% 12/15/17	147,000	134,505
Cablevision Systems 8.00% 4/15/20	268,000	294,800
CCO Holdings
7.00% 1/15/19	27,000	28,823
8.125% 4/30/20	390,000	433,388
Clear Channel Communications 9.00% 3/1/21	317,000	277,375
DISH DBS 7.875% 9/1/19	257,000	297,478
Entravision Communications 8.75% 8/1/17	165,000	169,950
MDC Partners
11.00% 11/1/16	272,000	294,780
#144A 11.00% 11/1/16	95,000	102,006
#Nara Cable Funding 144A 8.875% 12/1/18	200,000	191,000
Nexstar Broadcasting 8.875% 4/15/17	255,000	271,575
#Ono Finance II 144A 10.875% 7/15/19	565,000	508,499
#Univision Communications 144A 8.50% 5/15/21	165,000	160,875
#UPC Holding 144A 9.875% 4/15/18	100,000	109,250
Virgin Media Finance 8.375% 10/15/19	100,000	112,500
		4,034,050
Services – 10.78%
#ARAMARK Holdings PIK 144A 8.625% 5/1/16	225,000	232,313
Beazer Homes USA
9.125% 6/15/18	94,000	75,435
9.125% 5/15/19	363,000	288,585
Cardtronics 8.25% 9/1/18	127,000	140,018
Casella Waste Systems
7.75% 2/15/19	336,000	337,680
11.00% 7/15/14	163,000	178,485
#Chester Downs & Marina 144A 9.25% 1/15/20	155,000	158,875
#Delta Air Lines 144A 12.25% 3/15/15	232,000	248,240
#Equinox Holdings 144A 9.50% 2/1/16	253,000	265,650
Geo Group 6.625% 2/15/21	83,000	85,386
Harrah's Operating 10.00% 12/15/18	707,000	549,692
Kansas City Southern de Mexico
6.125% 6/15/21	85,000	92,225
8.00% 2/1/18	191,000	214,159
Marina District Finance 9.875% 8/15/18	98,000	92,120
MGM Resorts International 11.375% 3/1/18	664,000	765,259
M/I Homes 8.625% 11/15/18	453,000	428,084
Peninsula Gaming 10.75% 8/15/17	295,000	319,338
PHH 9.25% 3/1/16	230,000	221,950
*Pinnacle Entertainment 8.75% 5/15/20	287,000	293,458
RSC Equipment Rental III
8.25% 2/1/21	217,000	225,138
10.25% 11/15/19	61,000	67,405
#Seven Seas Cruises 144A 9.125% 5/15/19	410,000	421,274
Standard Pacific 10.75% 9/15/16	120,000	134,100
*Swift Services Holdings 10.00% 11/15/18	95,000	103,669
*#Swift Transportation 144A 12.50% 5/15/17	113,000	121,722
#United Air Lines 144A 12.00% 11/1/13	351,000	372,060
West 7.875% 1/15/19	285,000	299,963
		6,732,283
Technology & Electronics – 6.64%
Advanced Micro Devices 7.75% 8/1/20	425,000	461,125
Aspect Software 10.625% 5/15/17	268,000	284,080
Avaya
9.75% 11/1/15	50,000	48,125
PIK 10.125% 11/1/15	370,000	356,125

CDW 12.535% 10/12/17	425,000	462,188
*First Data 11.25% 3/31/16	877,000	765,182
GXS Worldwide 9.75% 6/15/15	299,000	294,515
iGate 9.00% 5/1/16	280,000	298,900
MagnaChip Semiconductor 10.50% 4/15/18	194,000	208,065
Seagate HDD Cayman 7.75% 12/15/18	312,000	347,100
#Telcordia Technologies 144A 11.00% 5/1/18	486,000	621,473
		4,146,878
Telecommunications – 8.60%
#Clear Channel Communications 144A 12.00% 12/1/15	524,000	496,491
#Columbus International 144A 11.50% 11/20/14	110,000	117,480
Cricket Communications 7.75% 10/15/20	289,000	275,995
#Digicel Group 144A
8.875% 1/15/15	155,000	156,938
10.50% 4/15/18	415,000	440,937
#EH Holding 144A 7.625% 6/15/21	230,000	243,800
#Integra Telecom Holdings 144A 10.75% 4/15/16	215,000	181,675
Intelsat Bermuda
11.25% 2/4/17	614,000	621,674
PIK 11.50% 2/4/17	337,432	339,963
Level 3 Communications 11.875% 2/1/19	140,000	153,300
Level 3 Financing 10.00% 2/1/18	312,000	334,620
MetroPCS Wireless 6.625% 11/15/20	150,000	149,250
NII Capital 7.625% 4/1/21	139,000	143,170
PAETEC Holding 9.875% 12/1/18	204,000	228,990
Satmex Escrow 9.50% 5/15/17	140,000	147,000
Sprint Capital 8.75% 3/15/32	344,000	290,680
Sprint Nextel 8.375% 8/15/17	260,000	243,100
Telesat Canada 12.50% 11/1/17	177,000	200,010
#Wind Acquisition Finance 144A
7.25% 2/15/18	200,000	194,500
11.75% 7/15/17	410,000	407,949
		5,367,522
Utilities – 1.77%
#Calpine 144A
7.50% 2/15/21	175,000	187,250
7.875% 1/15/23	115,000	123,913
Elwood Energy 8.159% 7/5/26	53,631	53,363
GenOn Energy
9.50% 10/15/18	144,000	136,800
9.875% 10/15/20	130,000	121,550
Mirant Americas 8.50% 10/1/21	350,000	323,750
•Puget Sound Energy 6.974% 6/1/67	155,000	155,907
		1,102,533
Total Corporate Bonds (cost $56,208,418)		55,801,705

«Senior Secured Loans – 2.75%
Brock Holdings III 10.00% 2/15/18	80,000	75,933
Clear Channel Communication Tranche B 3.889% 1/29/16	365,000	293,964
Dynegy Power 1st Lien 9.25% 7/11/16	139,650	143,141
PQ 6.74% 7/30/15	145,000	135,829
Prestige Brands 9.25% 12/20/12	75,000	75,000
Samson Investment 8.00% 11/22/12	295,000	295,000
Texas Competitive Electric Holdings 3.76% 10/10/14	585,000	398,824
@United Rentals
7.37% 12/15/12	88,636	88,636
8.875% 12/15/12	211,364	211,364
Total Senior Secured Loans (cost $1,771,628)		1,717,691

	Number of
	Shares
Common Stock – 0.20%
†Alliance HealthCare Service	5,166	5,889
=†∏Avado Brands	121	0
=†Calpine	25,000	0
=†Century Communications	60,000	0
†DIRECTV Class A	1,200	54,012
†Flextronics International	3,700	25,419
†GenOn Energy	59	126
†GeoEye	450	9,860
†Mobile Mini	1,294	26,915
=†∏PT Holdings	40	0
Total Common Stock (cost $146,177)		122,221

Preferred Stock – 1.76%
Ally Financial
•∏8.50%	15,000	313,650
#144A 1.179%	700	563,697

•GMAC Capital Trust I 8.125%	10,000	221,900
=†PT Holdings	8	0
Total Preferred Stock (cost $1,070,535)		1,099,247

Warrant – 0.00%
=∏@†PT Holdings	8	0
Total Warrant (cost $192)		0

	Principal
	Amount (U.S. $)
Short-Term Investment – 5.03%
Repurchase Agreements – 5.03%
BNP Paribas 0.18% dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $3,139,016
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $3,201,745)	$3,139,000	3,139,000
Total Short-Term Investment (cost $3,139,000)		3,139,000

Total Value of Securities Before Securities Lending Collateral – 99.10%
(cost $62,335,950)		61,879,864

	Number of
	Shares
**Securities Lending Collateral – 1.19%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	15,298	14,862
Delaware Investments Collateral Fund No. 1	726,568	726,568
@†Mellon GSL Reinvestment Trust II	31,196	0
Total Securities Lending Collateral (cost $773,062)		741,430

Total Value of Securities – 100.29%
(cost $63,109,012)		62,621,294	©
**Obligation to Return Securities Lending Collateral – (1.24%)		(773,062)
Receivables and Other Assets Net of Other Liabilities – 0.95%		595,793
Net Assets Applicable to 8,280,797 Shares Outstanding – 100.00%		$62,444,025

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2012, the aggregate value of Rule 144A securities was $20,347,873, which represented 32.59% of the Portfolio’s net assets. See Note 4 in “Notes.”
•Variable rate security. The rate shown is the rate as of January 31, 2012. Interest rates reset periodically.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At January 31, 2012, the aggregate value of fair valued securities was $5,695, which represented 0.01% of the Portfolio’s net assets. See Note 1 in “Notes.”
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $305,695, which represented 0.49% of the Portfolio’s net assets. See Note 4 in “Notes.”
*Fully or partially on loan.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2012.
†Non income producing security.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $737,905 of securities loaned.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At January 31, 2012, the aggregate value of restricted securities was $313,650, which represented 0.50% of the Portfolio’s net assets.

Investments	Date of Acquisition	Cost	Value
Ally Financial 8.50%	3/22/11	$374,400	$313,650
Avado Brands	4/2/02	13,605	0
PT Holdings warrants	8/27/07	192	0
PT Holdings
common stock	9/12/07	24,960	0
Total		$413,157	$313,650

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled ® Trust – The High-Yield Bond Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. Investment company securities are valued at net asset value per share. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio's tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio's financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$63,146,486
Aggregate unrealized appreciation	$1,591,294
Aggregate unrealized depreciation	(2,116,486)
Net unrealized depreciation	$(525,192)

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,817,600 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $602,259 expires in 2016 and $2,215,341 expires in 2017.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$122,221	$-	$-	$122,221
Corporate Debt	-	56,843,702	675,694	57,519,396
Short-Term Investment	-	3,139,000	-	3,139,000
Securities Lending Collateral	-	741,430	-	741,430
Other	535,550	563,697	-	1,099,247
Total	$657,771	$61,287,829	$675,694	$62,621,294

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate
Debt
Balance as of 10/31/11	$5,451
Purchases	670,244
Balance as of 1/31/12	$675,695

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $737,905, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $741,430. These investments are presented on the schedule on investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Portfolio invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

January 31, 2012

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock– 99.65%
Australia – 6.64%
Amcor	1,272,831	$9,523,016
AMP	2,105,757	9,555,804
QBE Insurance Group	642,121	7,820,465
Telstra	2,961,928	10,482,136
		37,381,421
Belgium – 0.00%
✗†Ageas VVPR Strip	732,357	959
		959
France – 15.11%
Carrefour	541,601	12,371,750
Compagnie de Saint-Gobain	215,241	9,585,517
France Telecom	927,051	13,913,421
†GDF Suez	162,519	213
Sanofi-Aventis	226,834	16,768,034
Societe Generale	224,285	5,979,170
*Total	312,214	16,513,674
Vallourec	14,881	1,005,751
Vinci	192,058	8,915,123
		85,052,653
Germany – 5.16%
Deutsche Telekom	1,102,744	12,411,617
RWE	433,670	16,599,429
		29,011,046
Ireland – 1.27%
Experian	526,345	7,138,996
		7,138,996
Israel – 2.58%
Teva Pharmaceutical Industries ADR	322,000	14,531,860
		14,531,860
Italy – 4.16%
ENI	696,293	15,404,051
Intesa Sanpaolo	4,189,330	8,006,702
		23,410,753
Japan – 20.77%
Astellas Pharma	385,400	15,820,354
Canon	391,400	16,887,947
Hoya	264,000	5,595,069
Kao	483,700	12,725,275
*Nintendo	38,200	5,180,170
Seven & I Holdings	596,773	16,795,736
Shin-Etsu Chemical	86,400	4,487,134
Takeda Pharmaceutical	335,000	14,542,295
Tokio Marine Holdings	514,152	12,872,343
Toyota Motor	266,600	9,824,866
Trend Micro	68,600	2,179,006
		116,910,195
Netherlands – 5.43%
†ING Groep CVA	896,737	8,167,812
Koninklijke Ahold	1,003,333	13,304,874
Reed Elsevier	763,813	9,094,812
		30,567,498
Singapore – 4.11%
Jardine Matheson Holdings	125,615	6,506,857
Singapore Telecommunications	3,396,602	8,384,334
United Overseas Bank	596,642	8,238,064
		23,129,255
Spain – 6.05%
Banco Santander	638,127	4,970,274
†Distribuidora Internacional de Alimentacion	305,837	1,413,657
Iberdrola	1,985,590	11,701,763
Telefonica	915,656	15,977,864
		34,063,558
Switzerland – 6.27%
Novartis	290,753	15,745,432
SGS	3,143	5,646,190
Zurich Financial Services	57,838	13,899,737
		35,291,359

Taiwan – 1.79%
Taiwan Semiconductor Manufacturing ADR	715,632	10,076,099
		10,076,099
United Kingdom – 20.31%
BG Group	511,534	11,502,973
BP	1,942,433	14,432,759
Compass Group	1,226,179	11,396,983
GlaxoSmithKline	674,136	14,999,866
Royal Dutch Shell Class A	453,100	16,061,976
Tesco	3,355,310	16,922,331
Unilever	504,358	16,284,158
Vodafone Group	4,720,304	12,722,679
		114,323,725
Total Common Stock (cost $572,082,547)		560,889,377

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.32%
≠Discount Note – 0.02%
Fannie Mae 0.01% 3/7/12	$112,903	112,901
		112,901
Repurchase Agreement – 0.28%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $1,597,008
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $1,628,922)	1,597,000	1,597,000
		1,597,000

≠U.S. Treasury Obligation – 0.02%
U.S. Treasury Bill 0.001% 2/23/12	112,903	112,900
		112,900
Total Short-Term Investments (cost $1,822,805)		1,822,801

Total Value of Securities Before Securities Lending Collateral – 99.97%
(cost $573,905,352)		562,712,178

	Number of
	Shares
Securities Lending Collateral** – 0.62%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	470,399	456,992
Delaware Investments Collateral Fund No. 1	3,013,526	3,013,526
†@Mellon GSL Reinvestment Trust II	1,430,950	0
Total Securities Lending Collateral (cost $4,914,875)		3,470,518

Total Value of Securities – 100.59%
(cost $578,820,227)		566,182,696	©
Obligation to Return Securities Lending Collateral** – (0.87%)		(4,914,875)
Receivables and Other Assets Net of Other Liabilities – 0.28%		1,601,461
Net Assets Applicable to 45,604,053 Shares Outstanding – 100.00%		$562,869,282

ΔSecurities have been classified by country of origin.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0% of the Portfolio’s net assets. See Note 5 in “Notes.”
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $2,644,600 of securities loaned.
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.

The following foreign currency exchange contracts were outstanding at January 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	AUD	(648,987)	USD	691,613	2/1/12	1,902
MNB	AUD	(577,442)	USD	609,363	2/2/12	(4,313)
MNB	AUD	(530,299)	USD	565,183	2/3/12	1,607
MNB	AUD	(25,208,500)	USD	26,582,867	4/27/12	(207,440)
MNB	EUR	321,906	USD	(422,309)	2/1/12	(918)
MNB	EUR	472,236	USD	(622,927)	2/2/12	(4,746)
MNB	GBP	(267,029)	USD	421,371	2/2/12	(13)
						$(213,921)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - The International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used which approximates fair value. Short-term debt securities are valued at market value. Securities listed on a foreign exchange are generally valued at the mean between the bid and ask prices, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$584,228,205
Aggregate unrealized appreciation	$97,697,457
Aggregate unrealized depreciation	(115,742,966)
Net unrealized depreciation	$(18,045,509)

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $169,891,479 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $156,031,998 expires in 2017 and 13,859,481 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$560,889,377	$-	$-	$560,889,377
Short-Term Investments	-	1,822,801	-	1,822,801
Securities Lending Collateral	-	3,470,518	-	3,470,518
Total	$560,889,377	$5,293,319	$-	$566,182,696

Foreign Currency Exchange Contracts	$-	$(213,921)	$-	$(213,921)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation (depreciation). During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio's policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of the securities on loan was $2,644,600, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $3,470,518. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

January 31, 2012

	Number of	Value
	Shares	(U.S.$)
ΔCommon Stock – 98.59%
Australia – 7.28%
Amcor	1,442,452	$10,792,079
AMP	2,170,432	9,849,295
QBE Insurance Group	667,495	8,129,498
Telstra	2,746,848	9,720,978
		38,491,850
Belgium – 0.00%
✗†Ageas VVPR Strip	305,506	400
		400
France – 16.99%
Carrefour	499,823	11,417,418
Cie de Saint-Gobain	175,307	7,807,101
France Telecom	1,001,638	15,032,842
GDF Suez	568,803	15,450,275
†GDF Suez Strip	101,871	133
Sanofi-Aventis	218,081	16,120,994
Societe Generale	217,991	5,811,379
*Total	172,024	9,098,722
Vallourec	14,626	988,517
Vinci	174,804	8,114,212
		89,841,593
Germany – 3.07%
RWE	423,931	16,226,634
		16,226,634
Ireland – 1.70%
Experian	662,436	8,984,844
		8,984,844
Israel – 2.60%
Teva Pharmaceutical Industries ADR	303,900	13,715,007
		13,715,007
Italy – 1.55%
Intesa Sanpaolo	4,289,670	8,198,473
		8,198,473
Japan – 19.99%
Astellas Pharma	362,000	14,859,803
Canon	377,100	16,270,938
Hoya	259,600	5,501,818
Kao	441,000	11,601,915
Nintendo	37,000	5,017,443
Seven & I Holdings	692,400	19,487,086
Shin-Etsu Chemical	81,700	4,243,043
Takeda Pharmaceutical	303,700	13,183,567
Tokio Marine Holdings	528,600	13,234,064
Trend Micro	72,000	2,287,003
		105,686,680
Netherlands – 6.23%
†ING Groep CVA	816,884	7,440,482
Koninklijke Ahold	1,167,967	15,488,032
Reed Elsevier	840,664	10,009,886
		32,938,400
Singapore – 4.33%
Singapore Telecommunications	3,985,000	9,836,764
United Overseas Bank	946,705	13,071,517
		22,908,281
Spain – 6.43%
Banco Santander	692,624	5,394,743
†Distribuidora Internacional de Alimentacion	409,814	1,894,265
Iberdrola	1,805,466	10,640,230
Telefonica	918,876	16,034,052
		33,963,290
Switzerland – 6.65%
Novartis	289,272	15,665,230
SGS	3,291	5,912,062
Zurich Financial Services	56,553	13,590,923
		35,168,215
United Kingdom – 21.77%
BG Group	774,774	17,422,508

BP	2,243,317	16,668,402
Compass Group	1,158,910	10,771,737
GlaxoSmithKline	673,046	14,975,613
Royal Dutch Shell Class A	539,896	19,138,813
Sainsbury (J.)	1,104,640	5,027,323
Unilever	479,404	15,478,470
Vodafone Group	5,789,360	15,604,116
		115,086,982
Total Common Stock (cost $553,181,633)		521,210,649

	Principal
	Amount (U.S.$)
Short-Term Investments – 1.06%
≠Discount Notes – 0.15%
Fannie Mae 0.01% 3/7/12	$596,703	596,692
Federal Home Loan Bank 0.02% 3/21/12	223,202	223,196
		819,888
Repurchase Agreement – 0.80%
BNP Paribas 0.18% dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $4,213,002
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $4,297,214)	4,213,000	4,213,000
		4,213,000
≠U.S. Treasury Obligation – 0.11%
U.S. Treasury Bill 0.001% 2/23/12	596,703	596,689
		596,689
Total Short-Term Investments (cost $5,629,596)		5,629,577

Total Value of Securities Before Securities Lending Collateral – 99.65%
(cost $558,811,229)		526,840,226

	Number of
	Shares
Securities Lending Collateral** – 0.53%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	264,726	257,181
Delaware Investments Collateral Fund No. 1	2,529,497	2,529,497
@†Mellon GSL Reinvestment Trust II	494,977	0
Total Securities Lending Collateral (cost $3,289,200)		2,786,678

Total Value of Securities – 100.18%
(cost $562,100,429)		529,626,904	©
Obligation to Return Securities Lending Collateral** – (0.62%)		(3,289,200)
Receivables and Other Assets Net of Other Liabilities – 0.44%		2,324,838	«
Net Assets Applicable to 43,179,462 Shares Outstanding – 100.00%		$528,662,542

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $3,173,530 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 5 in “Notes.”
✗Dividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
«Includes foreign currency valued at $326,117 with a cost of $317,195.

The following foreign currency exchange contracts were outstanding at January 31, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(466,456)	USD	497,093	2/1/12	1,367
MNB	AUD	(434,157)	USD	458,157	2/2/12	(3,243)
MNB	AUD	(398,711)	USD	424,938	2/3/12	1,208
MNB	AUD	(26,563,500)	USD	28,011,742	4/27/12	(218,590)
MNB	EUR	174,768	USD	(229,278)	2/1/12	(498)
MNB	EUR	379,903	USD	(501,130)	2/2/12	(3,818)
MNB	GBP	(434,854)	USD	682,112	2/1/12	(4,109)
						$(227,683)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar
VVPR Strip – Dividend Coupon

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are generally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with Portfolio’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$562,475,516
Aggregate unrealized appreciation	$90,037,544
Aggregate unrealized depreciation	(122,886,156)
Net unrealized depreciation	$(32,848,612)

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $90,062,151 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $71,586,349 expires in 2017 and $18,475,802 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$521,210,649	$-	$-	$521,210,649
Short-Term Investments	-	5,629,577	-	5,629,577
Securities Lending Collateral	-	2,786,678	-	2,786,678
Total	$521,210,649	$8,416,255	$-	$529,626,904

Foreign Currency Exchange Contracts	$-	$(227,683)	$-	$(227,683)

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. This does not include transfers between Level 1 investments and Level 2 investments due to the Portfolio utilizing international fair value pricing during the period. International Fair Value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded in accordance with the Fair Valuation Procedures described in Note 1, causing a change in classification between levels. The Portfolio's policy is to recognize transfers between levels at the end of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of the securities on loan was $3,173,530, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $2,786,678. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012, that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Growth Equity Portfolio

January 31, 2012

	Number of
	Shares	Value
²Common Stock – 99.41%
Consumer Discretionary – 17.88%
†Apollo Group Class A	143,400	$7,515,594
*†Ctrip.com International ADR	104,900	2,627,745
Lowe's	180,300	4,837,449
NIKE Class B	53,000	5,511,470
†priceline.com	13,000	6,883,240
Staples	300,000	4,389,000
		31,764,498
Consumer Staples – 1.96%
Walgreen	104,100	3,472,776
		3,472,776
Energy – 8.16%
El Paso	154,100	4,140,667
EOG Resources	89,100	9,457,074
Kinder Morgan	27,800	902,666
		14,500,407
Financial Services – 16.55%
CME Group	20,950	5,017,735
†IntercontinentalExchange	52,200	5,975,856
MasterCard Class A	24,800	8,818,136
Visa Class A	95,250	9,585,960
		29,397,687
Healthcare – 9.75%
Allergan	95,700	8,412,987
Novo Nordisk ADR	45,550	5,428,649
Perrigo	36,300	3,470,280
		17,311,916
Materials & Processing – 2.72%
Syngenta ADR	79,700	4,837,790
		4,837,790
Producer Durables – 9.19%
Caterpillar	33,300	3,633,696
†Crown Castle International	175,200	8,493,696
Expeditors International of Washington	93,900	4,192,635
		16,320,027
Technology – 33.20%
†Adobe Systems	162,900	5,041,755
†Apple	30,900	14,105,231
†Google Class A	14,350	8,324,579
Intuit	130,100	7,342,844
†Polycom	147,600	2,944,620
QUALCOMM	159,200	9,364,144
†Teradata	77,700	4,161,612
*VeriSign	207,400	7,686,244
		58,971,029
Total Common Stock (cost $127,936,751)		176,576,130

	Principal
	Amount
Short-Term Investments – 0.49%
≠Discount Notes – 0.26%
Fannie Mae 0.01% 3/7/12	$77,957	77,955
Federal Home Loan Bank 0.02% 3/21/12	383,124	383,114
		461,069
Repurchase Agreements – 0.19%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $327,002
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $333,536)	327,000	327,000
		327,000
≠U.S. Treasury Obligation – 0.04%
U.S. Treasury Bill 0.001% 2/23/12	77,957	77,955
		77,955
Total Short-Term Investments (cost $866,027)		866,024

Total Value of Securities Before Securities Lending Collateral – 99.90%
(cost $128,802,778)		177,442,154

	Number of
	Shares
Securities Lending Collateral** – 0.10%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	101,736	98,837
Delaware Investments Collateral Fund No. 1	80,343	80,343
@†Mellon GSL Reinvestment Trust II	213,107	0
Total Securities Lending Collateral (cost $395,186)		179,180

Total Value of Securities – 100.00%
(cost $129,197,964)		177,621,334	©
Obligation to Return Securities Lending Collateral** – (0.22%)		(395,186)
Receivables and Other Assets Net of Other Liabilities – 0.22%		395,796
Net Assets Applicable to 17,056,790 Shares Outstanding – 100.00%		$177,621,944

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in “Notes” for additional information on securities lending collateral.
©Includes $374,043 of securities loaned.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$133,374,230
Aggregate unrealized appreciation	$52,486,172
Aggregate unrealized depreciation	(8,239,068)
Net unrealized appreciation	$44,247,104

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $51,376,671 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $49,183,718 expires in 2017 and $2,192,953 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$176,576,130	$-	$-	$176,576,130
Short-Term Investments	-	866,024	-	866,024
Securities Lending Collateral	-	179,180	-	179,180
Total	$176,576,130	$1,045,204	$-	$177,621,334

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation. During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Portfolio’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

At January 31, 2012, the value of the securities on loan was $374,043, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $179,180. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Large-Cap Value Equity Portfolio

January 31, 2012

	Number of
	Shares	Value
Common Stock – 96.03%
Consumer Discretionary – 6.80%
Comcast Class A	9,100	$241,969
Lowe's	8,800	236,104
		478,073
Consumer Staples – 14.75%
Archer-Daniels-Midland	6,800	194,684
CVS Caremark	5,100	212,925
Kimberly-Clark	2,700	193,212
Kraft Foods Class A	5,200	199,160
Safeway	10,800	237,384
		1,037,365
Energy – 12.07%
Chevron	2,000	206,160
ConocoPhillips	2,700	184,167
Marathon Oil	7,400	232,286
Williams	6,600	190,212
†WPX Energy	2,200	36,256
		849,081
Financials – 12.05%
Allstate	7,700	222,145
Bank of New York Mellon	10,400	209,352
Marsh & McLennan	6,700	211,653
Travelers	3,500	204,050
		847,200
Healthcare – 17.63%
Baxter International	3,800	210,824
Cardinal Health	4,400	189,332
Johnson & Johnson	3,000	197,730
Merck	5,700	218,082
Pfizer	10,311	220,656
Quest Diagnostics	3,500	203,280
		1,239,904
Industrials – 8.97%
Northrop Grumman	3,400	197,370
Raytheon	4,400	211,156
Waste Management	6,400	222,464
		630,990
Information Technology – 11.93%
Cisco Systems	11,500	225,745
Intel	8,300	219,286
Motorola Solutions	4,300	199,563
Xerox	25,100	194,525
		839,119
Materials – 3.11%
duPont (E.I.) deNemours	4,300	218,827
		218,827
Telecommunications – 5.67%
AT&T	6,900	202,929
Verizon Communications	5,200	195,832
		398,761
Utilities – 3.05%
Edison International	5,100	209,304
Progress Energy	100	5,433
		214,737
Total Common Stock (cost $6,571,301)		6,754,057

	Principal
	Amount
Short-Term Investments – 3.61%
≠Discount Notes – 0.14%
Fannie Mae 0.01% 3/7/12	$3,820	3,820
Federal Home Loan Bank 0.02% 3/21/12	6,174	6,173
		9,993

Repurchase Agreements – 3.41%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $240,001
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $244,797)	240,000	240,000
		240,000

≠U.S. Treasury Obligation – 0.06%
U.S. Treasury Bill 0.001% 2/23/12	3,820	3,820
		3,820
Total Short-Term Investments (cost $253,814)		253,813

Total Value of Securities – 99.64%
(cost $6,825,115)		7,007,870
Receivables and Other Assets Net of Liabilities – 0.36%		25,356
Net Assets Applicable to 409,919 Shares Outstanding – 100.00%		$7,033,226

≠The rate shown is the effective yield at time of purchase.
†Non income producing security.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on ex-dividend date. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,979,313
Aggregate unrealized appreciation	$346,421
Aggregate unrealized depreciation	(317,864)
Net unrealized appreciation	$28,557

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $1,032,032 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $280,822 expires in 2016 and $751,210 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$6,754,057	$-	$6,754,057
Short-Term Investments	-	253,813	253,813
Total	$6,754,057	$253,813	$7,007,870

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio's policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2012.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware REIT Fund

January 31, 2012

	Number of
	Shares	Value
Common Stock – 95.02%
Diversified REITs – 3.91%
Franklin Street Properties	10,100	$102,919
Lexington Realty Trust	110,480	950,128
Vornado Realty Trust	86,432	6,990,620
		8,043,667
Healthcare REITs – 11.50%
*HCP	178,130	7,486,804
*Health Care REIT	112,571	6,440,187
Healthcare Realty Trust	50,100	1,055,607
*Ventas	148,577	8,663,525
		23,646,123
Hotel REITs – 5.31%
Host Hotels & Resorts	493,228	8,098,804
*LaSalle Hotel Properties	60,861	1,646,290
†Strategic Hotels & Resorts	188,600	1,171,206
		10,916,300
Industrial REITs – 4.29%
*DCT Industrial Trust	37,125	204,930
EastGroup Properties	27,200	1,292,000
ProLogis	230,806	7,318,858
		8,815,788
Mall REITs – 18.54%
CBL & Associates Properties	143,100	2,485,647
General Growth Properties	196,911	3,107,256
*Macerich	117,751	6,393,879
*Simon Property Group	178,367	24,232,940
Taubman Centers	28,100	1,883,543
		38,103,265
Manufactured Housing REIT – 1.54%
Equity Lifestyle Properties	45,218	3,171,591
		3,171,591
Multifamily REITs – 17.44%
Apartment Investment & Management	66,100	1,623,416
AvalonBay Communities	43,251	5,882,568
BRE Properties	72,929	3,779,181
Camden Property Trust	39,286	2,533,947
*Colonial Properties Trust	95,972	2,051,881
Education Realty Trust	155,200	1,660,640
Equity Residential	179,923	10,714,414
*Essex Property Trust	20,527	2,955,888
UDR	178,348	4,640,615
		35,842,550
Office REITs – 12.97%
*Alexandria Real Estate Equities	43,379	3,141,073
*Boston Properties	83,974	8,737,495
Brandywine Realty Trust	88,815	944,992
CommonWealth REIT	43,000	845,810
Douglas Emmett	135,200	2,827,032
*Highwoods Properties	67,700	2,240,193
*Kilroy Realty	60,960	2,537,765
SL Green Realty	73,357	5,393,940
		26,668,300
Office/Industrial REITs – 4.92%
*Digital Realty Trust	44,723	3,169,071
Duke Realty	141,700	1,897,363
DuPont Fabros Technology	16,200	413,100
*Liberty Property Trust	88,450	2,944,501
PS Business Parks	27,229	1,692,010
		10,116,045

Real Estate Operating Company – 0.35%
Starwood Hotels & Resorts Worldwide	13,400	726,816
		726,816
Self-Storage REITs – 5.54%
*Extra Space Storage	81,362	2,141,448
Public Storage	66,566	9,243,355
		11,384,803
Shopping Center REITs – 7.01%
Acadia Realty Trust	44,340	932,027
DDR	292,075	4,048,160
Federal Realty Investment Trust	33,076	3,124,359
Kimco Realty	229,979	4,197,116
Regency Centers	51,231	2,116,865
		14,418,527
Single Tenant REIT – 1.31%
*National Retail Properties	99,275	2,681,418
		2,681,418
Specialty REIT – 0.39%
Rayonier	17,357	793,736
		793,736
Total Common Stock (cost $168,007,340)		195,328,929

Exchange-Traded Fund – 1.77%
*iShares Dow Jones U.S. Real Estate Index Fund	60,200	3,644,508
Total Exchange-Traded Fund (cost $3,234,902)		3,644,508

	Principal
	Amount
Short-Term Investments – 3.09%
≠Discount Notes – 0.56%
Fannie Mae 0.01% 3/7/12	$554,329	554,319
Federal Home Loan Bank 0.02% 3/21/12	598,847	598,830
		1,153,149
Repurchase Agreements – 2.26%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $4,638,023
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $4,730,709) 0.18% 2/1/12	4,638,000	4,638,000
		4,638,000
≠U.S. Treasury Obligation – 0.27%
U.S. Treasury Bill 0.001% 2/23/12	554,329	554,316
		554,316
Total Short-Term Investments (cost $6,345,483)		6,345,465

Total Value of Securities Before Securities Lending Collateral – 99.88%
(cost $177,587,725)		205,318,902

	Number of
	Shares
**Securities Lending Collateral – 11.93%
Investment Companies
BNY Mellon SL DBT II Liquidating Fund	150,442	146,155
Delaware Investments Collateral Fund No. 1	24,375,046	24,375,046
@†Mellon GSL Reinvestment Trust II	580,111	0
Total Securities Lending Collateral (cost $25,105,599)		24,521,201

Total Value of Securities – 111.81%
(cost $202,693,324)		229,840,103	©
**Obligation to Return Securities Lending Collateral – (12.21%)		(25,105,599)
Receivables and Other Assets Net of Other Liabilities – 0.40%		826,128
Net Assets Applicable to 16,751,098 Shares Outstanding – 100.00%		$205,560,632

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At January 31, 2012, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
**See Note 3 in "Notes" for additional information on securities lending collateral.
©Includes $24,670,212 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust - Delaware REIT Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation –Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their net asset value. Investment company securities are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$214,441,342
Aggregate unrealized appreciation	$27,996,974
Aggregate unrealized depreciation	(12,598,213)
Net unrealized appreciation	$15,398,761

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $29,335,868 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$195,328,929	$-	$195,328,929
Exchange-Traded Fund	3,644,508	-	3,644,508
Short-Term Investments	-	6,345,465	6,345,465
Securities Lending Collateral	-	24,521,201	24,521,201
Total	$198,973,437	$30,866,666	$229,840,103

The value of Level 3 investments was zero at the beginning and end of the period and there was no change in unrealized appreciation/depreciation.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (the “Liquidating Fund”), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall.

At January 31, 2012, the value of securities on loan was $24,670,212, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2012, the value of invested collateral was $24,521,201. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

January 31, 2012

	Number of
	Shares	Value
Common Stock–93.85%
Diversified REITs – 3.78%
Franklin Street Properties	200	$2,038
Lexington Realty Trust	1,715	14,749
Vornado Realty Trust	1,345	108,784
		125,571
Healthcare REITs – 11.26%
HCP	2,825	118,735
Health Care REIT	1,795	102,692
Healthcare Realty Trust	795	16,751
Ventas	2,330	135,862
		374,040
Hotel REITs – 5.26%
Host Hotels & Resorts	7,948	130,507
LaSalle Hotel Properties	965	26,103
†Strategic Hotels & Resorts	2,920	18,133
		174,743
Industrial REITs – 4.27%
DCT Industrial Trust	595	3,284
EastGroup Properties	440	20,900
ProLogis	3,710	117,645
		141,829
Mall REITs – 18.27%
CBL & Associates Properties	2,340	40,646
General Growth Properties	3,183	50,228
Macerich	1,868	101,432
Simon Property Group	2,831	384,628
Taubman Centers	445	29,828
		606,762
Manufactured Housing REIT – 1.51%
Equity Lifestyle Properties	715	50,150
		50,150
Multifamily REITs – 17.38%
Apartment Investment & Management	1,045	25,665
AvalonBay Communities	702	95,479
BRE Properties	1,175	60,889
Camden Property Trust	640	41,280
Colonial Properties Trust	1,565	33,460
Education Realty Trust	2,625	28,088
Equity Residential	2,855	170,014
Essex Property Trust	329	47,376
UDR	2,881	74,964
		577,215
Office REITs – 12.90%
Alexandria Real Estate Equities	710	51,411
Boston Properties	1,355	140,988
Brandywine Realty Trust	1,580	16,811
CommonWealth REIT	685	13,474
Douglas Emmett	2,105	44,016
Highwoods Properties	1,060	35,075
Kilroy Realty	990	41,214
SL Green Realty	1,165	85,662
		428,651
Office/Industrial REITs – 4.89%
Digital Realty Trust	710	50,311
Duke Realty	2,330	31,199
DuPont Fabros Technology	260	6,630
Liberty Property Trust	1,400	46,606
PS Business Parks	445	27,652
		162,398

Real Estate Operating Company – 0.34%
Starwood Hotels & Resorts Worldwide	210	11,390
		11,390
Self-Storage REITs – 5.43%
Extra Space Storage	1,290	33,953
Public Storage	1,055	146,497
		180,450
Shopping Center REITs – 6.90%
Acadia Realty Trust	700	14,714
DDR	4,625	64,103
Federal Realty Investment Trust	523	49,403
Kimco Realty	3,705	67,616
Regency Centers	810	33,469
		229,305
Single Tenant REIT – 1.28%
National Retail Properties	1,570	42,406
		42,406
Specialty REIT – 0.38%
Rayonier	277	12,667
		12,667
Total Common Stock (cost $2,689,925)		3,117,577

Exchange-Traded Fund–1.64%
iShares Dow Jones U.S. Real Estate Index Fund	900	54,486
Total Exchange-Traded Fund (cost $49,402)		54,486

	Principal
	Amount
Short-Term Investments–4.91%
≠Discount Notes – 0.58%
Fannie Mae 0.01% 3/7/12	$8,065	8,064
Federal Home Loan Bank 0.02% 3/21/12	11,160	11,160
		19,224
Repurchase Agreements – 4.09%
BNP Paribas 0.18%, dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $136,001
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $138,719)	136,000	136,000
		136,000
≠U.S. Treasury Obligation – 0.24%
U.S. Treasury Bill 0.001% 2/23/12	8,065	8,064
		8,064
Total Short-Term Investments (cost $163,289)		163,288

Total Value of Securities–100.40%
(cost $2,902,616)		3,335,351
Liabilities Net of Receivables and Other Assets–(0.40%)		(13,337)
Net Assets Applicable to 488,143 Shares Outstanding–100.00%		$3,322,014

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.

REIT–Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements — The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,111,806
Aggregate unrealized appreciation	$437,729
Aggregate unrealized depreciation	(214,184)
Net unrealized appreciation	$223,545

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,557,434 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,013,634 expires in 2016, $1,521,902 expires in 2017 and $21,898 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Portfolio’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$3,117,577	$-	$3,117,577
Exchange-Traded Fund	54,486	-	54,486
Short-Term Investments	-	163,288	163,288
Total	$3,172,063	$163,288	$3,335,351

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Portfolio. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2012.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust - The Select 20 Portfolio

January 31, 2012

	Number of
	Shares	Value
²Common Stock – 97.42%
Consumer Discretionary – 17.83%
†Apollo Group Class A	52,550	$2,754,146
Lowe's	108,300	2,905,689
†priceline.com	4,550	2,409,134
Strayer Education	24,900	2,709,120
		10,778,089
Energy – 4.92%
EOG Resources	28,050	2,977,227
		2,977,227
Financial Services – 14.16%
†IntercontinentalExchange	24,000	2,747,520
MasterCard Class A	9,400	3,342,358
Visa Class A	24,550	2,470,712
		8,560,590
Healthcare – 14.12%
Allergan	45,100	3,964,741
Novo Nordisk ADR	20,100	2,395,518
Perrigo	22,750	2,174,900
		8,535,159
Materials & Processing – 3.74%
Syngenta ADR	37,200	2,258,040
		2,258,040
Producer Durables – 4.64%
†Crown Castle International	57,850	2,804,568
		2,804,568
Technology – 34.05%
†Apple	14,850	6,778,727
†Google Class A	4,600	2,668,506
Intuit	50,700	2,861,508
†Polycom	119,800	2,390,010
QUALCOMM	58,800	3,458,616
VeriSign	65,500	2,427,430
		20,584,797
Utilities – 3.96%
j2 Global Communications	88,700	2,391,352
		2,391,352
Total Common Stock (cost $49,968,281)		58,889,822

	Principal
	Amount
Short-Term Investments – 3.76%
≠Discount Notes – 0.39%
Fannie Mae 0.01% 3/7/12	$169,779	169,776
Federal Home Loan Bank 0.02% 3/21/12	67,910	67,909
		237,685
Repurchase Agreement – 3.09%
BNP Paribas 0.18% dated 1/31/12, to be
repurchased on 2/1/12, repurchase price $1,868,009
(collateralized by U.S. government obligations 0.00%-4.625%
5/15/12-2/15/19; market value $1,905,339)	1,868,000	1,868,000
		1,868,000
≠U.S. Treasury Obligation – 0.28%
U.S. Treasury Bill 0.001% 2/23/12	169,779	169,775
		169,775
Total Short-Term Investments (cost $2,275,465)		2,275,460

Total Value of Securities – 101.18%
(cost $52,243,746)		61,165,282
Liabilities Net of Receivables and Other Assets – (1.18%)		(714,336)
Net Assets Applicable to 8,041,423 Shares Outstanding – 100.00%		$60,450,946

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Pooled® Trust – The Select 20 Portfolio (Portfolio). This report covers the period of time since the Portfolio’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2011), and has concluded that no provision for federal income tax is required in the Portfolio’s financial statements.

Repurchase Agreements – The Portfolio may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2012.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Portfolio may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$52,975,064
Aggregate unrealized appreciation	$8,921,542
Aggregate unrealized depreciation	(731,324)
Net unrealized appreciation	$8,190,218

For federal income tax purposes, at October 31, 2011, capital loss carryforwards of $2,813,454 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $76,954 expires in 2014, $106,744 expires in 2016 and $2,629,756 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Portfolio will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Portfolio's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Portfolio’s investments by fair value hierarchy levels as of January 31, 2012:

	Level 1	Level 2	Total
Common Stock	$58,889,822	$-	$58,889,822
Short-Term Investments	-	2,275,460	2,275,460
Total	$58,889,822	$2,275,460	$61,165,282

There were no unobservable inputs used to value investments at the beginning or end of the period. During the period ended January 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund's policy is to recognize transfers between levels at the end of the reporting period.

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (the Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of January 31, 2012.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up this shortfall.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of January 31, 2012, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2012 that would require recognition or disclosure in the Portfolio’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: